GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 91.2%
Australia – 0.3%
12,906	Allkem Ltd.* (Metals & Mining)	$ 129,210
5,834	Ampol Ltd. (Oil, Gas & Consumable Fuels)	129,203
83,083	Bellevue Gold Ltd.* (Metals & Mining)	81,512
17,820	Challenger Ltd. (Financial Services)	86,131
89,652	De Grey Mining Ltd.* (Metals & Mining)	81,076
31,101	Deterra Royalties Ltd. (Metals & Mining)	98,563
12,997	Eagers Automotive Ltd. (Specialty Retail)	129,273
8,629	Flight Centre Travel Group Ltd.* (Hotels, Restaurants & Leisure)	135,799
19,685	GrainCorp Ltd. Class A (Consumer Staples Distribution & Retail)	107,151
86,002	HomeCo Daily Needs REIT (Retail REITs)	69,172
81,885	Mirvac Group (Diversified REITs)	129,075
13,596	nib holdings Ltd. (Insurance)	75,715
71,134	Nine Entertainment Co. Holdings Ltd. (Media)	102,584
35,163	Orora Ltd. (Containers & Packaging)	84,937
2,455	Pro Medicus Ltd. (Health Care Technology)	113,699
7,580	Seven Group Holdings Ltd. (Trading Companies & Distributors)	133,818
20,516	Steadfast Group Ltd. (Insurance)	80,489
18,799	Super Retail Group Ltd. (Specialty Retail)	156,025

		1,923,432

Austria – 0.1%
2,299	ANDRITZ AG (Machinery)	121,383
3,450	BAWAG Group AG*(a) (Banks)	168,075
6,414	Erste Group Bank AG (Banks)	242,423
4,929	Wienerberger AG (Construction Materials)	161,872

		693,753

Belgium – 0.2%
1,355	Aedifica SA (Health Care REITs)	93,063
10,671	Anheuser-Busch InBev SA (Beverages)	610,441
4,804	KBC Group NV (Banks)	361,572
3,698	Warehouses De Pauw CVA (Industrial REITs)	109,266

		1,174,342

Bermuda – 0.2%
9,692	Arch Capital Group Ltd.* (Insurance)	752,972
2,249	Assured Guaranty Ltd. (Insurance)	134,445
3,551	Axis Capital Holdings Ltd. (Insurance)	195,731

Shares	Description	Value

Common Stocks – (continued)
Bermuda – (continued)
1,200	Seadrill Ltd.* (Energy Equipment & Services)	$ 58,692

		1,141,840

Brazil – 0.7%
57,400	Ambev SA (Beverages)	180,378
88,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	279,488
77,246	Banco Bradesco SA ADR (Banks)	272,678
44,800	Banco BTG Pactual SA (Capital Markets)	322,209
56,700	Banco do Brasil SA (Banks)	577,821
14,750	BB Seguridade Participacoes SA (Insurance)	97,070
10,100	Cia de Saneamento de Minas Gerais Copasa MG (Water Utilities)	43,230
38,300	Cogna Educacao SA* (Diversified Consumer Services)	27,133
6,600	Embraer SA* (Aerospace & Defense)	25,835
3,700	ERO Copper Corp.* (Metals & Mining)	88,947
15,800	Hypera SA (Pharmaceuticals)	144,543
22,400	Localiza Rent a Car SA (Ground Transportation)	318,420
36,800	NU Holdings Ltd/Cayman Islands Class A* (Banks)	292,928
57,450	Raia Drogasil SA (Consumer Staples Distribution & Retail)	351,959
884	Sigma Lithium Corp.* (Metals & Mining)	34,503
6,650	SLC Agricola SA (Food Products)	61,385
9,192	StoneCo Ltd. Class A* (Financial Services)	133,192
24,900	TOTVS SA (Software)	155,706
15,300	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	61,119
60,100	WEG SA (Electrical Equipment)	507,363

		3,975,907

Canada – 2.2%
9,400	Alamos Gold, Inc. Class A (Metals & Mining)	116,123
14,191	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	718,455
8,900	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	134,447
2,600	ATS Corp.* (Machinery)	117,908
1,860	BRP, Inc. (Leisure Products)	171,112
3,000	Canadian Apartment Properties REIT (Residential REITs)	116,960
5,903	Canadian National Railway Co. (Ground Transportation)	715,621
21,843	Canadian Pacific Kansas City Ltd. (Ground Transportation)	1,797,402

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
5,380	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	$ 167,848
15,200	Capstone Mining Corp.* (Metals & Mining)	79,421
20,600	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	167,000
3,400	Definity Financial Corp. (Insurance)	85,577
8,200	Element Fleet Management Corp. (Financial Services)	132,267
3,850	Empire Co. Ltd. Class A (Consumer Staples Distribution & Retail)	104,553
3,369	Enerplus Corp. (Oil, Gas & Consumable Fuels)	56,330
6,820	Filo Corp.* (Metals & Mining)	128,989
3,910	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	121,601
1,900	Granite Real Estate Investment Trust (Industrial REITs)	111,581
2,504	Intact Financial Corp. (Insurance)	369,927
6,294	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	59,324
4,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	112,649
1,140	Methanex Corp. (Chemicals)	51,346
8,100	Osisko Gold Royalties Ltd. (Metals & Mining)	120,089
2,900	Parkland Corp. (Oil, Gas & Consumable Fuels)	79,194
4,200	Quebecor, Inc. Class B (Media)	102,814
2,720	Stantec, Inc. (Construction & Engineering)	184,200
3,130	Stella-Jones, Inc. (Paper & Forest Products)	158,939
12,364	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	386,864
930	TFI International, Inc. (Ground Transportation)	119,366
5,899	The Descartes Systems Group, Inc.* (Software)	459,565
9,315	The Toronto-Dominion Bank (Banks)	614,289
4,556	Thomson Reuters Corp. (Professional Services)	614,999
1,147	Toromont Industries Ltd. (Trading Companies & Distributors)	97,725
91,455	Wheaton Precious Metals Corp. (Metals & Mining)	4,099,928
19,700	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	157,313

		12,831,726

Cayman Islands – 0.2%
705	BeiGene Ltd. ADR* (Biotechnology)	151,025
19,771	KE Holdings, Inc. ADR* (Real Estate Management & Development)	344,411

Shares	Description	Value

Common Stocks – (continued)
Cayman Islands – (continued)
33,850	Kingsoft Corp. Ltd. (Entertainment)	$ 145,696
4,836	Legend Biotech Corp. ADR* (Biotechnology)	365,215
72,668	Lufax Holding Ltd. ADR (Consumer Finance)	129,349
8,694	MINISO Group Holding Ltd. ADR (Broadline Retail)	182,661
830	Sea Ltd. ADR* (Entertainment)	55,211

		1,373,568

Chile – 0.0%
32,778	Cencosud SA (Consumer Staples Distribution & Retail)	70,444
19,037	Enel Chile SA ADR (Electric Utilities)	64,916

		135,360

China – 3.3%
43,400	3SBio, Inc.*(a) (Biotechnology)	41,809
18,400	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	42,155
288,924	Agricultural Bank of China Ltd. Class H (Banks)	105,095
3,400	Airtac International Group (Machinery)	101,126
101,900	Alibaba Group Holding Ltd.* (Broadline Retail)	1,302,218
70,600	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	35,108
916	Autohome, Inc. ADR (Interactive Media & Services)	29,284
940	Baidu, Inc. ADR* (Interactive Media & Services)	146,631
35,950	Baidu, Inc. Class A* (Interactive Media & Services)	702,851
1,407,587	Bank of China Ltd. Class H (Banks)	522,071
335,513	Bank of Communications Co. Ltd. Class H (Banks)	202,694
111,800	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	100,529
282,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	184,417
1,024	Beijing Kingsoft Office Software, Inc. Class A (Software)	58,269
5,400	BYD Co. Ltd. Class H (Automobiles)	192,337
23,500	BYD Electronic International Co. Ltd. (Communications Equipment)	90,723
37,100	Centre Testing International Group Co. Ltd. Class A (Professional Services)	104,409
111,300	China Aoyuan Group Ltd.*(b) (Real Estate Management & Development)	8,420

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
877,411	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	$ 92,600
208,000	China CITIC Bank Corp. Ltd. Class H (Banks)	100,588
231,450	China Construction Bank Corp. Class H (Banks)	134,903
47,450	China Hongqiao Group Ltd. (Metals & Mining)	45,783
49,632	China Medical System Holdings Ltd. (Pharmaceuticals)	83,578
35,000	China Pacific Insurance Group Co. Ltd. Class A (Insurance)	146,894
572,700	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	320,733
72,500	China Resources Beer Holdings Co. Ltd. (Beverages)	467,108
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	150,216
78,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)	87,228
1,462,950	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	165,370
74,000	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	33,907
73,450	Chinasoft International Ltd.* (IT Services)	46,008
419,300	CIFI Holdings Group Co. Ltd.*(b) (Real Estate Management & Development)	40,861
94,750	COSCO Shipping Holdings Co. Ltd. Class H (Marine Transportation)	100,285
352,800	Country Garden Holdings Co. Ltd.* (Real Estate Management & Development)	72,479
81,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	67,657
154,700	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	72,404
59,100	Dongyue Group Ltd. (Chemicals)	58,306
5,700	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	146,618
371,300	Focus Media Information Technology Co. Ltd. Class A (Media)	387,568
129,500	Foxconn Industrial Internet Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	405,529
700	G-bits Network Technology Xiamen Co. Ltd. Class A (Entertainment)	42,230
61,500	Geely Automobile Holdings Ltd. (Automobiles)	89,743
23,400	Glodon Co. Ltd. Class A (Software)	105,916
36,300	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	197,107

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
90,100	Guotai Junan Securities Co. Ltd. Class A (Capital Markets)	$ 196,703
28,700	Haidilao International Holding Ltd.(a) (Hotels, Restaurants & Leisure)	81,062
21,050	Haier Smart Home Co., Ltd. Class H (Household Durables)	69,223
7,390	Hello Group, Inc. ADR (Interactive Media & Services)	78,703
724,550	Industrial & Commercial Bank of China Ltd. Class H (Banks)	353,818
26,840	JA Solar Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	125,009
5,490	JD.com, Inc. Class A (Broadline Retail)	113,663
4,400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (Beverages)	90,352
46,300	Jinduicheng Molybdenum Co. Ltd. Class A (Metals & Mining)	74,674
54,000	Jiumaojiu International Holdings, Ltd.(a) (Hotels, Restaurants & Leisure)	106,571
1,758	JOYY, Inc. ADR (Interactive Media & Services)	61,108
33,700	LONGi Green Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	141,201
5,900	Luzhou Laojiao Co. Ltd. Class A (Beverages)	199,432
2,561	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	48,890
43,100	NetEase, Inc. (Entertainment)	938,732
21,300	New China Life Insurance Co. Ltd. Class A (Insurance)	135,764
442,950	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	324,787
4,702	Pinduoduo, Inc. ADR* (Broadline Retail)	422,334
115,550	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	841,982
4,200	Pony Testing International Group Co. Ltd. Class A (Professional Services)	12,247
2,184	Qifu Technology, Inc. (Consumer Finance)	43,593
56,100	Shaanxi Coal Industry Co. Ltd. Class A (Oil, Gas & Consumable Fuels)	127,653
8,200	Shenzhen Inovance Technology Co. Ltd. Class A (Machinery)	81,568
5,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	236,529
15,400	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Pharmaceuticals)	59,554
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	25,724

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,698	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	$ 30,494
24,500	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class Z (Semiconductors & Semiconductor Equipment)	99,820
84,316	Tencent Holdings Ltd. (Interactive Media & Services)	3,875,258
11,471	Tencent Music Entertainment Group* (Entertainment)	80,182
24,500	Tongwei Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	119,504
15,000	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	612,642
16,800	Trip.com Group Ltd. ADR* (Hotels, Restaurants & Leisure)	689,472
16,650	Tsingtao Brewery Co. Ltd. Class H (Beverages)	149,722
3,363	Vipshop Holdings Ltd. ADR* (Broadline Retail)	63,325
29,300	Yadea Group Holdings Ltd.(a) (Automobiles)	66,677
11,091	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	676,773
25,450	Zhongsheng Group Holdings Ltd. (Specialty Retail)	89,417

		19,175,927

Denmark – 0.7%
6,029	ALK-Abello A/S* (Pharmaceuticals)	65,647
3,021	Bavarian Nordic A/S* (Biotechnology)	64,816
3,077	Carlsberg A/S Class B (Beverages)	461,495
3,324	DSV A/S (Air Freight & Logistics)	665,265
1,641	NKT A/S* (Electrical Equipment)	93,761
14,174	Novo Nordisk A/S Class B (Pharmaceuticals)	2,285,588
1,510	Royal Unibrew A/S (Beverages)	130,513
2,130	Sydbank A/S (Banks)	102,151

		3,869,236

France – 3.9%
11,957	Air Liquide SA (Chemicals)	2,149,797
40,318	Alstom SA (Machinery)	1,234,547
839	Alten SA (IT Services)	120,844
732	Arkema SA (Chemicals)	78,938
35,659	AXA SA (Insurance)	1,096,117
5,428	BNP Paribas SA (Banks)	357,965
6,182	Capgemini SE (IT Services)	1,120,293
27,908	Carrefour SA (Consumer Staples Distribution & Retail)	557,913

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
9,448	Cie de Saint-Gobain (Building Products)	$ 638,981
11,442	Cie Generale des Etablissements Michelin SCA (Automobile Components)	374,692
21,507	Danone SA (Food Products)	1,313,362
7,133	Dassault Systemes SE (Software)	304,855
8,100	Elis SA (Commerical Services & Supplies)	167,347
45,084	Engie SA (Multi-Utilities)	739,618
4,460	EssilorLuxottica SA (Health Care Equipment & Supplies)	897,241
7,222	Forvia* (Automobile Components)	181,481
989	Kering SA (Textiles, Apparel & Luxury Goods)	567,849
4,150	Klepierre SA (Retail REITs)	110,156
5,053	Legrand SA (Electrical Equipment)	506,587
1,006	L’Oreal SA (Personal Products)	467,900
2,450	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,275,480
1,032	Nexans SA (Electrical Equipment)	91,621
6,793	Pernod Ricard SA (Beverages)	1,497,663
6,768	Rexel SA (Trading Companies & Distributors)	163,259
3,294	Rubis SCA (Gas Utilities)	81,225
8,749	Sanofi (Pharmaceuticals)	933,383
13,446	Schneider Electric SE (Electrical Equipment)	2,398,390
3,591	SCOR SE (Insurance)	107,319
1,008	SOITEC* (Semiconductors & Semiconductor Equipment)	198,102
763	Sopra Steria Group SACA (IT Services)	165,903
5,028	SPIE SA (Commerical Services & Supplies)	150,930
4,474	Technip Energies NV (Energy Equipment & Services)	101,971
17,788	Valeo SA (Automobile Components)	402,083
10,549	Vallourec SA* (Energy Equipment & Services)	137,629
2,428	Verallia SA(a) (Containers & Packaging)	107,622
5,695	Vinci SA (Construction & Engineering)	668,863

		22,467,926

Germany – 1.9%
3,560	Allianz SE (Insurance)	850,838
22,804	Bayer AG (Pharmaceuticals)	1,333,656
7,518	Beiersdorf AG (Personal Products)	973,621
2,391	CompuGroup Medical SE & Co KgaA (Health Care Technology)	121,429
1,880	CTS Eventim AG & Co. KGaA (Entertainment)	128,302

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
5,157	Deutsche Boerse AG (Capital Markets)	$ 988,089
51,220	Deutsche Telekom AG (Diversified Telecommunication Services)	1,116,659
577	Gerresheimer AG (Life Sciences Tools & Services)	68,342
588	KION Group AG (Machinery)	24,639
7,556	LANXESS AG (Chemicals)	254,835
4,864	Merck KGaA (Pharmaceuticals)	854,726
1,397	MTU Aero Engines AG (Aerospace & Defense)	326,216
16,835	RWE AG (Independent Power and Renewable Electricity Producers)	724,556
19,402	SAP SE (Software)	2,646,657
1,876	Scout24 SE(a) (Interactive Media & Services)	124,014
836	Sixt SE (Ground Transportation)	100,806
1,645	Stroeer SE & Co. KGaA (Media)	79,555
12,476	TAG Immobilien AG* (Real Estate Management & Development)	140,237

		10,857,177

Greece – 0.1%
58,250	Alpha Services & Holdings SA* (Banks)	104,903
60,600	Eurobank Ergasias Services and Holdings SA Class A* (Banks)	105,862
1,400	JUMBO SA (Specialty Retail)	41,777
850	Mytilineos SA (Industrial Conglomerates)	35,373
20,150	National Bank of Greece SA* (Banks)	138,767
5,263	OPAP SA (Hotels, Restaurants & Leisure)	92,563

		519,245

Hong Kong – 0.6%
202,191	AIA Group Ltd. (Insurance)	2,022,867
53,000	Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	386,875
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	43,695
61,549	Hopson Development Holdings Ltd.* (Real Estate Management & Development)	51,651
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	64,001
133,350	Kunlun Energy Co. Ltd. (Gas Utilities)	109,119
66,000	Man Wah Holdings Ltd. (Household Durables)	57,278
5,950	Orient Overseas International Ltd. (Marine Transportation)	99,426
192,400	Shimao Group Holdings Ltd.* (Real Estate Management & Development)	37,499

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
518,550	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	$ 235,182
34,000	Sino Land Co. Ltd. (Real Estate Management & Development)	41,736
180,100	Truly International Holdings Ltd. (Electronic Equipment, Instruments & Components)	22,503
37,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	50,245
95,550	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	126,095

		3,348,172

India – 2.1%
1,600	ABB India Ltd. (Electrical Equipment)	88,679
2,695	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	169,653
4,540	Asian Paints Ltd. (Chemicals)	186,494
60,743	Axis Bank Ltd. (Banks)	705,195
7,678	Bajaj Finance Ltd. (Consumer Finance)	682,573
146,183	Bharat Electronics Ltd. (Aerospace & Defense)	232,598
115,600	Coal India Ltd. (Oil, Gas & Consumable Fuels)	322,644
2,900	Cummins India Ltd. (Machinery)	69,472
11,400	DLF Ltd. (Real Estate Management & Development)	71,977
1,200	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	82,326
900	Eicher Motors Ltd. (Automobiles)	36,863
68,462	HDFC Bank Ltd. (Banks)	1,374,449
14,787	HDFC Life Insurance Co. Ltd.(a) (Insurance)	116,348
3,100	Hindustan Aeronautics Ltd. (Aerospace & Defense)	149,565
70,921	ICICI Bank Ltd. (Banks)	864,347
57,634	ICICI Bank Ltd. ADR (Banks)	1,416,067
84,300	IDFC First Bank Ltd.* (Banks)	89,513
34,072	Indian Hotels Co. Ltd. Class A (Hotels, Restaurants & Leisure)	163,887
26,800	Indraprastha Gas Ltd. (Gas Utilities)	151,065
8,400	IndusInd Bank Ltd. (Banks)	145,020
5,700	Jindal Steel & Power Ltd. (Metals & Mining)	46,461
10,601	Jio Financial Services Ltd.* (Financial Services)	33,750
3,550	KPIT Technologies Ltd. (Software)	46,816
16,637	Larsen & Toubro Ltd.* (Construction & Engineering)	542,844
7,200	Mahindra & Mahindra Ltd. (Automobiles)	129,272
10,350	Max Healthcare Institute Ltd. (Health Care Providers & Services)	74,912

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
14,550	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	$ 31,379
3,050	PI Industries Ltd. (Chemicals)	134,177
28,035	Power Finance Corp. Ltd. (Financial Services)	89,228
4,850	Rajesh Exports Ltd. (Textiles, Apparel & Luxury Goods)	30,604
80,354	REC Ltd. (Financial Services)	198,420
7,685	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	238,565
116,729	Samvardhana Motherson International Ltd. (Automobile Components)	139,709
4,250	Shriram Transport Finance Co. Ltd. (Consumer Finance)	97,980
10,800	State Bank of India (Banks)	81,581
11,502	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	159,990
4,950	Tata Chemicals Ltd. (Chemicals)	63,846
12,072	Tata Consultancy Services Ltd. (IT Services)	502,907
38,900	Tata Motors Ltd. (Automobiles)	305,227
321,040	Tata Steel Ltd. (Metals & Mining)	481,650
7,513	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	274,557
1,100	Tube Investments of India Ltd. (Automobile Components)	41,244
10,419	TVS Motor Co. Ltd. (Automobiles)	174,643
37,198	Varun Beverages Ltd. (Beverages)	364,007
35,800	Vedanta Ltd. (Metals & Mining)	120,475
38,250	Wipro Ltd. (IT Services)	188,654
1,443	WNS Holdings Ltd. ADR* (Professional Services)	99,726

		11,811,359

Indonesia – 0.2%
223,000	Adaro Energy Indonesia Tbk PT (Oil, Gas & Consumable Fuels)	35,673
482,500	Bank Central Asia Tbk PT (Banks)	292,217
943,050	Bank Mandiri Persero Tbk PT (Banks)	358,496
1,420,500	Bank Rakyat Indonesia Persero Tbk PT (Banks)	531,841
451,850	Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)	80,907
29,600	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	54,076

		1,353,210

Ireland – 2.0%
1,824	Accenture PLC Class A (IT Services)	577,022
12,748	Aon PLC Class A (Insurance)	4,060,238
11,482	Bank of Ireland Group PLC (Banks)	121,144
36,675	Experian PLC (Professional Services)	1,417,326

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	$ 796
3,560	ICON PLC ADR* (Life Sciences Tools & Services)	895,020
4,365	Keywords Studios PLC (IT Services)	98,704
3,418	Linde PLC (Chemicals)	1,335,310
18,598	Medtronic PLC (Health Care Equipment & Supplies)	1,632,160
14,551	Ryanair Holdings PLC ADR* (Passenger Airlines)	1,491,914
1,228	Weatherford International PLC* (Energy Equipment & Services)	102,047

		11,731,681

Israel – 0.2%
71,228	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	94,238
5,068	Check Point Software Technologies Ltd.* (Software)	670,040
689	CyberArk Software Ltd.* (Software)	114,381
0	Isracard Ltd. (Consumer Finance)	1
1,262	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	156,412

		1,035,072

Italy – 1.1%
18,193	Banca Mediolanum SpA (Financial Services)	176,780
11,075	BFF Bank SpA(a) (Financial Services)	125,008
235,966	Enel SpA (Electric Utilities)	1,627,032
42,232	Eni SpA (Oil, Gas & Consumable Fuels)	644,750
3,558	Ferrari NV (Automobiles)	1,140,647
235,786	Intesa Sanpaolo SpA (Banks)	681,815
73,572	UniCredit SpA (Banks)	1,862,861

		6,258,893

Japan – 3.4%
2,400	ABC-Mart, Inc. (Specialty Retail)	132,881
5,600	ADEKA Corp. (Chemicals)	113,539
4,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	608,563
7,900	Air Water, Inc. (Chemicals)	111,261
3,214	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	165,875
17,200	Amada Co. Ltd. (Machinery)	169,274
4,000	Amano Corp. (Electronic Equipment, Instruments & Components)	90,896
4,800	Amvis Holdings, Inc. (Health Care Providers & Services)	97,444
5,200	BIPROGY, Inc. (IT Services)	127,629

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,300	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	$ 139,095
6,900	CKD Corp. (Machinery)	104,940
20,700	Concordia Financial Group Ltd. (Banks)	94,682
10,000	Credit Saison Co. Ltd. (Consumer Finance)	159,905
4,500	Daikin Industries Ltd. (Building Products)	909,894
900	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	96,812
9,700	Denso Corp. (Automobile Components)	675,387
32,300	FANUC Corp. (Machinery)	988,135
5,300	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	128,240
1,200	Fuso Chemical Co. Ltd. (Chemicals)	37,839
13,100	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	141,004
3,100	Hanwa Co. Ltd. (Trading Companies & Distributors)	106,041
19,100	Hitachi Ltd. (Industrial Conglomerates)	1,250,372
4,300	Hoya Corp. (Health Care Equipment & Supplies)	500,775
6,100	IHI Corp. (Machinery)	149,983
16,500	INFRONEER Holdings, Inc. (Construction & Engineering)	160,678
6,700	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	124,750
282	Invincible Investment Corp. (Hotel & Resort REITs)	116,828
12,800	J Front Retailing Co. Ltd. (Broadline Retail)	124,588
146	Japan Metropolitan Fund Investment Corp. (Retail REITs)	100,141
7,600	Kajima Corp. (Construction & Engineering)	120,099
6,100	Kamigumi Co. Ltd. (Transportation Infrastructure)	141,497
48	Kenedix Office Investment Corp. (Office REITs)	114,132
1,520	Keyence Corp. (Electronic Equipment, Instruments & Components)	682,088
17,500	Koito Manufacturing Co. Ltd. (Automobile Components)	321,780
6,500	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	125,980
3,600	Kose Corp. (Personal Products)	352,534
13,100	Kubota Corp. (Machinery)	197,888

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
11,100	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$ 597,314
2,400	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	140,452
6,200	Mazda Motor Corp. (Automobiles)	61,507
43,100	Mebuki Financial Group, Inc. (Banks)	114,503
21,800	Mitsubishi Electric Corp. (Electrical Equipment)	314,599
41	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	145,916
19,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,158,333
4,600	Nifco, Inc. (Automobile Components)	137,106
2,100	Nippon Express Holdings, Inc. (Air Freight & Logistics)	123,125
3,700	NOF Corp. (Chemicals)	159,668
2,700	OKUMA Corp. (Machinery)	136,972
33,400	Olympus Corp. (Health Care Equipment & Supplies)	544,985
6,500	Persol Holdings Co. Ltd. (Professional Services)	128,574
9,200	Pola Orbis Holdings, Inc. (Personal Products)	134,930
15,300	Rengo Co. Ltd. (Containers & Packaging)	97,448
3,800	Rohto Pharmaceutical Co. Ltd. (Personal Products)	80,995
3,200	Sankyo Co. Ltd. (Leisure Products)	135,365
3,500	Sankyu, Inc. (Air Freight & Logistics)	121,370
1,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	151,269
7,500	Sega Sammy Holdings, Inc. (Leisure Products)	163,985
800	Shimamura Co. Ltd. (Specialty Retail)	79,229
4,200	Shin Nippon Biomedical Laboratories Ltd. (Life Sciences Tools & Services)	61,969
8,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	276,737
1,300	SMC Corp. (Machinery)	679,332
1,100	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	130,158
8,100	Sojitz Corp. (Trading Companies & Distributors)	192,312
8,500	Sony Group Corp. (Household Durables)	796,163
8,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	393,554
4,300	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	120,727
3,900	Suzuken Co. Ltd. (Health Care Providers & Services)	113,871

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
27,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	$ 834,693
16,600	Terumo Corp. (Health Care Equipment & Supplies)	543,635
21,200	The Chiba Bank Ltd. (Banks)	149,065
4,700	The Monogatari Corp. (Hotels, Restaurants & Leisure)	115,076
3,100	The Yokohama Rubber Co. Ltd. (Automobile Components)	69,513
5,000	TIS, Inc. (IT Services)	126,819
21,500	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	127,816
4,100	Toyo Suisan Kaisha Ltd. (Food Products)	169,585
4,400	Toyota Boshoku Corp. (Automobile Components)	80,278

		19,492,397

Jordan – 0.0%
4,890	Hikma Pharmaceuticals PLC (Pharmaceuticals)	131,320

Luxembourg – 0.0%
1,810	Orion SA (Chemicals)	39,675
2,562	Ternium SA ADR (Metals & Mining)	114,393

		154,068

Macau* – 0.0%
59,200	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	78,959

Malaysia – 0.0%
77,600	CIMB Group Holdings Bhd (Banks)	95,592

Mexico – 0.4%
45,500	Arca Continental SAB de CV (Beverages)	455,842
8,900	Banco del Bajio SA(a) (Banks)	27,133
2,160	Fomento Economico Mexicano SAB de CV ADR (Beverages)	244,620
419	Grupo Aeroportuario del Centro Norte SAB de CV ADR (Transportation Infrastructure)	37,961
7,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	146,712
6,150	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	173,956
37,350	Grupo Bimbo SAB de CV Series A (Food Products)	193,631
44,100	Grupo Financiero Banorte SAB de CV Class O (Banks)	417,982
51,850	Grupo Financiero Inbursa SAB de CV Class O* (Banks)	125,871
44,000	Grupo Mexico SAB de CV Series B (Metals & Mining)	228,711

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
45,450	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	$ 106,724
46,600	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	193,997

		2,353,140

Netherlands – 1.7%
3,034	Aalberts NV (Machinery)	136,908
593	Adyen NV*(a) (Financial Services)	1,100,617
16,949	Akzo Nobel NV (Chemicals)	1,449,953
2,871	Arcadis NV (Professional Services)	125,870
1,605	ASM International NV (Semiconductors & Semiconductor Equipment)	762,504
2,614	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,872,696
4,769	ASR Nederland NV (Insurance)	216,176
1,077	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	128,592
4,189	Expro Group Holdings NV* (Energy Equipment & Services)	92,954
118,930	ING Groep NV (Banks)	1,735,981
52,435	Koninklijke Philips NV (Health Care Equipment & Supplies)	1,089,266
31,800	NEPI Rockcastle NV (Real Estate Management & Development)	190,529
9,374	QIAGEN NV* (Life Sciences Tools & Services)	439,842
4,778	Randstad NV (Professional Services)	279,921

		9,621,809

Poland – 0.1%
9,250	Bank Polska Kasa Opieki SA (Banks)	273,133
18,000	Orange Polska SA (Diversified Telecommunication Services)	33,134
2,750	ORLEN SA (Oil, Gas & Consumable Fuels)	49,015
650	Santander Bank Polska SA* (Banks)	64,487

		419,769

Portugal – 0.1%
30,822	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	409,613
109,206	Sonae SGPS SA (Consumer Staples Distribution & Retail)	118,735

		528,348

Qatar – 0.1%
60,664	Barwa Real Estate Co. (Real Estate Management & Development)	46,824
36,503	Industries Qatar QSC (Industrial Conglomerates)	133,687

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
39,850	Ooredoo QPSC (Diversified Telecommunication Services)	$ 125,133

		305,644

Russia*(b) –0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC GDR (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
36	PhosAgro PJSC (Chemicals)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.3%
67,200	CapLand Ascendas REIT (Industrial REITs)	142,103
26,100	DBS Group Holdings Ltd. (Banks)	673,303
46,100	Sembcorp Industries Ltd. (Multi-Utilities)	188,981
21,000	United Overseas Bank Ltd. (Banks)	476,353

		1,480,740

South Africa – 0.1%
2,200	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	52,110
37,735	FirstRand Ltd. (Financial Services)	153,501
8,815	Investec Ltd. (Capital Markets)	55,023
2,500	Kumba Iron Ore Ltd. (Metals & Mining)	68,578
23,350	MTN Group Ltd. (Wireless Telecommunication Services)	182,857
29,450	Truworths International Ltd. (Specialty Retail)	118,220

		630,289

South Korea – 2.0%
11,298	BNK Financial Group, Inc. (Banks)	59,920
25,350	Coupang, Inc.* (Broadline Retail)	460,103
1,750	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	81,086
550	DB Insurance Co. Ltd. (Insurance)	32,522
6,656	Hana Financial Group, Inc. (Banks)	205,108
1,500	Hankook Tire & Technology Co. Ltd. (Automobile Components)	45,497
5,800	HD Hyundai Infracore Co. Ltd. (Machinery)	56,098
12,300	HMM Co. Ltd. (Marine Transportation)	168,830

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
6,000	HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 175,338
3,450	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	101,255
557	Hyundai Mobis Co. Ltd. (Automobile Components)	101,773
3,100	Hyundai Motor Co. (Automobiles)	476,636
900	Hyundai Rotem Co. Ltd.* (Machinery)	22,136
8,500	Hyundai Steel Co. (Metals & Mining)	240,967
7,967	Industrial Bank of Korea (Banks)	64,952
2,050	JYP Entertainment Corp. (Entertainment)	219,479
12,462	KB Financial Group, Inc. (Banks)	499,120
7,719	Kia Corp. (Automobiles)	500,958
3,813	Korea Aerospace Industries Ltd. (Aerospace & Defense)	147,214
2,950	Korea Investment Holdings Co. Ltd. (Capital Markets)	113,041
350	Krafton, Inc.* (Entertainment)	47,179
5,418	KT Corp. (Diversified Telecommunication Services)	125,467
1,050	LG Electronics, Inc. (Household Durables)	89,377
3,950	LG Uplus Corp. (Diversified Telecommunication Services)	31,003
1,300	LX Semicon Co. Ltd. (Semiconductors & Semiconductor Equipment)	104,409
1,000	Orion Corp. (Food Products)	89,005
350	PharmaResearch Co. Ltd. (Biotechnology)	36,561
550	POSCO Holdings, Inc. (Metals & Mining)	277,135
391	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	234,783
42,479	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,325,837
1,525	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	2,077,578
4,450	Samsung Engineering Co. Ltd.* (Construction & Engineering)	129,081
988	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	515,740
8,550	SD Biosensor, Inc. (Health Care Equipment & Supplies)	86,877
13,633	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,320,287
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	170
22,955	Woori Financial Group, Inc. (Banks)	209,790

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,400	Young Poong Paper Manufacturing Co. Ltd. (Paper & Forest Products)	$ 46,549

		11,518,861

Spain – 0.6%
5,105	Aena SME SA(a) (Transportation Infrastructure)	815,228
16,955	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	1,216,285
153,886	Banco de Sabadell SA (Banks)	189,645
3,351	CIE Automotive SA (Automobile Components)	105,022
43,804	Iberdrola SA (Electric Utilities)	546,738
11,776	Industria de Diseno Textil SA (Specialty Retail)	450,760

		3,323,678

Sweden – 0.5%
7,099	AAK AB (Food Products)	136,452
29,291	Atlas Copco AB Class A (Machinery)	416,105
6,223	Evolution AB(a) (Hotels, Restaurants & Leisure)	767,374
4,183	Loomis AB (Commerical Services & Supplies)	122,029
1,223	Olink Holding AB ADR* (Life Sciences Tools & Services)	23,237
2,784	Saab AB Class B (Aerospace & Defense)	146,742
16,558	Securitas AB Class B (Commerical Services & Supplies)	140,938
3,424	Spotify Technology SA* (Entertainment)	511,580
14,965	Swedbank AB Class A (Banks)	274,483
6,336	Trelleborg AB Class B (Machinery)	168,681

		2,707,621

Switzerland – 2.5%
849	BKW AG (Electric Utilities)	151,924
7,057	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,136,408
507	Comet Holding AG (Electronic Equipment, Instruments & Components)	133,379
2,275	Georg Fischer AG (Machinery)	155,374
6,449	Julius Baer Group Ltd. (Capital Markets)	456,767
653	Lonza Group AG (Life Sciences Tools & Services)	379,416
20,526	Nestle SA (Food Products)	2,514,828
18,201	Novartis AG (Pharmaceuticals)	1,905,593
1,362	PSP Swiss Property AG (Real Estate Management & Development)	160,498
9,277	Roche Holding AG (Pharmaceuticals)	2,876,346
4,276	SIG Group AG* (Containers & Packaging)	114,313

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
4,177	Sika AG (Chemicals)	$ 1,300,039
1,502	Sonova Holding AG (Health Care Equipment & Supplies)	418,675
391	Tecan Group AG (Life Sciences Tools & Services)	155,591
53,202	UBS Group AG (Capital Markets)	1,180,492
289	VAT Group AG(a) (Machinery)	122,839
2,712	Zurich Insurance Group AG (Insurance)	1,311,248

		14,473,730

Taiwan – 1.7%
31,150	Accton Technology Corp. (Communications Equipment)	380,041
3,450	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	219,595
8,509	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	87,444
1,600	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	118,389
3,250	Bora Pharmaceuticals Co. Ltd. (Pharmaceuticals)	93,383
24,800	Chailease Holding Co. Ltd.* (Financial Services)	164,210
18,600	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	217,131
30,000	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	215,155
7,400	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	128,017
37,700	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	125,022
11,000	Fitipower Integrated Technology, Inc. (Semiconductors & Semiconductor Equipment)	49,509
11,300	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	113,271
2,300	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	120,300
5,382	Great Tree Pharmacy Co. Ltd. (Consumer Staples Distribution & Retail)	71,669
9,600	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	33,219
10,350	International Games System Co. Ltd. Class C (Entertainment)	202,091

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
8,000	Kaori Heat Treatment Co. Ltd. (Machinery)	$ 86,978
8,000	Lotus Pharmaceutical Co. Ltd.* (Pharmaceuticals)	73,102
23,450	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	232,973
19,400	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	426,895
70,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	161,530
12,200	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	164,987
2,828	Poya International Co. Ltd. (Broadline Retail)	46,063
88,092	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	670,191
9,038	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	34,708
10,250	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	140,775
6,300	Sporton International, Inc. (Professional Services)	48,250
222,055	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,009,780
6,664	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	660,736
7,350	United Integrated Services Co. Ltd. (Construction & Engineering)	51,703
87,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	130,735
4,900	Universal Vision Biotechnology Co. Ltd. (Health Care Providers & Services)	61,142
48,900	Wan Hai Lines Ltd. (Marine Transportation)	78,598
37,900	Wistron Corp. (Technology Hardware, Storage & Peripherals)	171,070
10,200	Wowprime Corp.* (Hotels, Restaurants & Leisure)	95,835
11,500	XinTec, Inc. (Semiconductors & Semiconductor Equipment)	45,917

		9,730,414

Thailand – 0.4%
55,500	Airports of Thailand PCL NVDR* (Transportation Infrastructure)	115,958

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
115,200	Amata Corp. PCL (Real Estate Management & Development)	$ 79,145
16,150	Bangkok Bank PCL (Banks)	80,966
342,200	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	287,885
25,400	Bumrungrad Hospital PCL (Health Care Providers & Services)	160,444
89,150	Central Pattana PCL (Real Estate Management & Development)	177,298
100,600	Central Plaza Hotel PCL* (Hotels, Restaurants & Leisure)	138,943
10,250	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	33,891
44,000	Kasikornbank PCL (Banks)	162,177
166,800	Krung Thai Bank PCL (Banks)	99,979
47,250	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	220,646
70,400	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	328,751
35,050	SCB X PCL (Banks)	115,297
21,700	Thonburi Healthcare Group PCL (Health Care Providers & Services)	42,484
2,371,150	TMBThanachart Bank PCL (Banks)	119,227
222,600	WHA Corp. PCL (Real Estate Management & Development)	32,280

		2,195,371

Turkey – 0.0%
62,950	Koza Altin Isletmeleri AS (Metals & Mining)	65,426
1,400	Pegasus Hava Tasimaciligi AS* (Passenger Airlines)	43,767
73,229	Turkiye Is Bankasi AS Class C (Banks)	41,111

		150,304

United Arab Emirates – 0.2%
29,772	Abu Dhabi Commercial Bank PJSC (Banks)	71,169
35,315	Abu Dhabi Islamic Bank PJSC (Banks)	108,073
96,354	Americana Restaurants International PLC (Hotels, Restaurants & Leisure)	100,738
342,740	Emaar Properties PJSC (Real Estate Management & Development)	630,658
27,647	Emirates NBD Bank PJSC (Banks)	127,926

		1,038,564

United Kingdom – 5.1%
1,720	4imprint Group PLC (Media)	97,896
7,779	Anglo American PLC (Metals & Mining)	239,218

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
12,816	AstraZeneca PLC (Pharmaceuticals)	$ 1,841,354
16,571	B&M European Value Retail SA (Broadline Retail)	117,702
28,581	Balfour Beatty PLC (Construction & Engineering)	128,158
621,343	Barclays PLC (Banks)	1,232,938
19,391	Beazley PLC (Insurance)	136,622
5,543	Berkeley Group Holdings PLC (Household Durables)	309,065
256,868	BP PLC (Oil, Gas & Consumable Fuels)	1,593,724
18,290	British American Tobacco PLC (Tobacco)	615,058
97,887	Centrica PLC (Multi-Utilities)	173,470
85,653	Compass Group PLC (Hotels, Restaurants & Leisure)	2,228,488
4,035	Computacenter PLC (IT Services)	113,835
45,689	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	122,407
2,057	Cranswick PLC (Food Products)	88,250
3,731	Derwent London PLC (Office REITs)	101,388
41,144	Diageo PLC (Beverages)	1,795,617
2,345	Diploma PLC (Trading Companies & Distributors)	97,534
45,242	DS Smith PLC (Containers & Packaging)	179,875
2,380	Endava PLC ADR* (IT Services)	124,855
6,313	Entain PLC (Hotels, Restaurants & Leisure)	112,444
10,122	Ferguson PLC (Trading Companies & Distributors)	1,632,486
23,162	GB Group PLC (Software)	74,402
53,405	GSK PLC (Pharmaceuticals)	950,670
7,662	IMI PLC (Machinery)	160,193
396	Immunocore Holdings PLC ADR* (Biotechnology)	26,128
6,684	Indivior PLC* (Pharmaceuticals)	150,371
19,998	J Sainsbury PLC (Consumer Staples Distribution & Retail)	71,202
83,882	JD Sports Fashion PLC (Specialty Retail)	169,914
8,735	JET2 PLC (Passenger Airlines)	125,909
102,816	Legal & General Group PLC (Insurance)	308,126
6,308	London Stock Exchange Group PLC (Capital Markets)	685,016
25,395	Man Group PLC (Capital Markets)	77,851
16,584	NatWest Group PLC (Banks)	52,058
1,832	Noble Corp. PLC (Energy Equipment & Services)	95,759
123,576	Prudential PLC (Insurance)	1,716,016
19,658	QinetiQ Group PLC (Aerospace & Defense)	81,396
23,589	Reckitt Benckiser Group PLC (Household Products)	1,767,100

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
56,514	RELX PLC (Professional Services)	$ 1,901,161
19,581	Rio Tinto PLC (Metals & Mining)	1,294,259
1,273,373	Rolls-Royce Holdings PLC* (Aerospace & Defense)	3,019,342
27,346	Rotork PLC (Machinery)	108,318
8,859	Safestore Holdings PLC (Specialized REITs)	100,708
104	Segro PLC (Industrial REITs)	1,019
70,357	Serco Group PLC (Commerical Services & Supplies)	140,224
16,660	Shell PLC (Oil, Gas & Consumable Fuels)	512,476
8,420	St. James’s Place PLC (Capital Markets)	101,639
142,223	Tesco PLC (Consumer Staples Distribution & Retail)	471,053
6,657	The Weir Group PLC (Machinery)	156,784
1,063	TORM PLC Class A (Oil, Gas & Consumable Fuels)	26,164
75,072	Tritax Big Box REIT PLC (Industrial REITs)	133,118
17,256	Unilever PLC (Personal Products)	927,215
31,020	WH Smith PLC (Specialty Retail)	594,677
3,097	Whitbread PLC (Hotels, Restaurants & Leisure)	139,121

		29,221,773

United States – 51.9%
26,475	Abbott Laboratories (Health Care Equipment & Supplies)	2,947,462
8,729	AbbVie, Inc. (Biotechnology)	1,305,684
3,634	ABM Industries, Inc. (Commerical Services & Supplies)	168,182
644	Acuity Brands, Inc. (Electrical Equipment)	106,415
1,532	Adobe, Inc.* (Software)	836,732
4,766	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	545,230
6,165	Affirm Holdings, Inc.* (Financial Services)	119,539
3,790	Agree Realty Corp. (Retail REITs)	245,516
2,245	Alamo Group, Inc. (Machinery)	434,991
1,486	Allegiant Travel Co.* (Passenger Airlines)	183,818
2,018	Allison Transmission Holdings, Inc. (Machinery)	118,436
84,016	Alphabet, Inc. Class A* (Interactive Media & Services)	11,150,604
90,402	Amazon.com, Inc.* (Broadline Retail)	12,084,939
639	Amedisys, Inc.* (Health Care Providers & Services)	58,047
69,704	American International Group, Inc. (Insurance)	4,201,757
7,746	Ameris Bancorp (Banks)	338,113

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,466	AMERISAFE, Inc. (Insurance)	$ 180,648
871	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	93,328
12,874	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	1,136,903
2,275	Appfolio, Inc. Class A* (Software)	410,842
37,603	Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,387,109
1,764	AppLovin Corp. Class A* (Software)	55,390
12,848	Arcutis Biotherapeutics, Inc.* (Biotechnology)	140,172
9,371	Artivion, Inc.* (Health Care Equipment & Supplies)	163,243
1,211	ASGN, Inc.* (Professional Services)	92,424
944	Ashland, Inc. (Chemicals)	86,244
699	Atkore, Inc.* (Electrical Equipment)	110,910
11,562	Atlassian Corp. Class A* (Software)	2,103,590
5,850	AtriCure, Inc.* (Health Care Equipment & Supplies)	323,797
27,460	Aurora Innovation, Inc.* (Software)	90,069
1,914	Avantax, Inc.* (Capital Markets)	49,534
10,296	Avient Corp. (Chemicals)	417,297
3,422	Avnet, Inc. (Electronic Equipment, Instruments & Components)	165,967
3,589	Azenta, Inc.* (Life Sciences Tools & Services)	168,611
2,109	Balchem Corp. (Chemicals)	284,167
87,968	Bank of America Corp. (Banks)	2,814,976
861	Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	73,762
10,201	Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,842,203
3,315	Belden, Inc. (Electronic Equipment, Instruments & Components)	320,362
14,755	Berkshire Hathaway, Inc. Class B* (Financial Services)	5,193,170
2,003	Berkshire Hills Bancorp, Inc. (Banks)	45,688
22,549	BGC Group, Inc. Class A (Capital Markets)	107,333
13,573	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	100,304
2,873	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	77,198
377	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,119,992
2,948	Boot Barn Holdings, Inc.* (Specialty Retail)	276,817
26,180	BorgWarner, Inc. (Automobile Components)	1,217,370
8,367	Bowlero Corp.* (Hotels, Restaurants & Leisure)	101,492
1,086	Cactus, Inc. Class A (Energy Equipment & Services)	55,147

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,188	Cadence Design Systems, Inc.* (Software)	$ 980,034
2,182	Caleres, Inc. (Specialty Retail)	59,001
27,590	CarMax, Inc.* (Specialty Retail)	2,279,210
17,351	Carrier Global Corp. (Building Products)	1,033,252
913	Cars.com, Inc.* (Interactive Media & Services)	20,826
3,387	Castle Biosciences, Inc.* (Health Care Providers & Services)	57,071
8,495	Caterpillar, Inc. (Machinery)	2,252,619
6,179	Cathay General Bancorp (Banks)	235,049
4,638	CBIZ, Inc.* (Professional Services)	245,304
8,996	Central Garden & Pet Co. Class A* (Household Products)	343,827
10,696	ChampionX Corp. (Energy Equipment & Services)	380,778
1,125	Chart Industries, Inc.* (Machinery)	204,930
4,570	Chemed Corp. (Health Care Providers & Services)	2,381,381
13,996	Chevron Corp. (Oil, Gas & Consumable Fuels)	2,290,585
325	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	637,741
4,597	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	191,189
7,289	Cigna Group (Health Care Providers & Services)	2,150,984
1,013	Clearfield, Inc.* (Communications Equipment)	47,348
32,930	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,016,633
4,677	Cohen & Steers, Inc. (Capital Markets)	300,778
14,009	CommScope Holding Co., Inc.* (Communications Equipment)	63,041
31,673	ConocoPhillips (Oil, Gas & Consumable Fuels)	3,728,546
7,382	CoreCivic, Inc.* (Commerical Services & Supplies)	71,605
2,950	Cousins Properties, Inc. (Office REITs)	72,068
18,430	Crown Castle, Inc. (Specialized REITs)	1,995,785
5,091	CryoPort, Inc.* (Life Sciences Tools & Services)	81,812
1,398	Curtiss-Wright Corp. (Aerospace & Defense)	267,521
8,690	Danaher Corp. (Life Sciences Tools & Services)	2,216,471
1,618	Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74,104
4,089	Deere & Co. (Machinery)	1,756,634

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,536	Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	$ 42,378
1,938	Dime Community Bancshares, Inc. (Banks)	43,411
25,765	Dollar General Corp. (Consumer Staples Distribution & Retail)	4,350,678
21,076	Dominion Energy, Inc. (Multi- Utilities)	1,128,620
10,520	Dynatrace, Inc.* (Software)	575,339
10,070	Ecovyst, Inc.* (Chemicals)	123,760
2,821	Eli Lilly & Co. (Pharmaceuticals)	1,282,286
1,361	Employers Holdings, Inc. (Insurance)	52,575
18,985	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,082,844
7,853	Entravision Communications Corp. Class A (Media)	37,537
1,477	EPAM Systems, Inc.* (IT Services)	349,768
2,912	Essent Group Ltd. (Financial Services)	144,435
1,385	Evercore, Inc. Class A (Capital Markets)	187,058
5,186	Extreme Networks, Inc.* (Communications Equipment)	137,896
1,440	Federal Agricultural Mortgage Corp. Class C (Financial Services)	231,480
2,835	First Merchants Corp. (Banks)	91,060
1,030	FirstCash Holdings, Inc. (Consumer Finance)	98,138
19,227	Fiserv, Inc.* (Financial Services)	2,426,640
14,392	Flywire Corp.* (Financial Services)	491,343
1,771	Foot Locker, Inc. (Specialty Retail)	47,587
1,555	Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	49,698
967	Fox Factory Holding Corp.* (Automobile Components)	108,207
36,693	Freeport-McMoRan, Inc. (Metals & Mining)	1,638,342
3,815	Fresh Del Monte Produce, Inc. (Food Products)	101,403
788	FTI Consulting, Inc.* (Professional Services)	138,026
61,087	General Motors Co. (Automobiles)	2,343,908
4,972	Glacier Bancorp, Inc. (Banks)	162,584
6,887	Global Payments, Inc. (Financial Services)	759,292
5,504	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	331,726
3,392	Grand Canyon Education, Inc.* (Diversified Consumer Services)	368,202
1,945	Granite Construction, Inc. (Construction & Engineering)	79,609
2,089	Haemonetics Corp.* (Health Care Equipment & Supplies)	192,689
7,749	Halozyme Therapeutics, Inc.* (Biotechnology)	332,897

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,911	Hancock Whitney Corp. (Banks)	$ 84,103
7,912	HCA Healthcare, Inc. (Health Care Providers & Services)	2,158,473
5,885	HealthEquity, Inc.* (Health Care Providers & Services)	399,827
6,120	Heartland Express, Inc. (Ground Transportation)	100,062
1,463	Helen of Troy Ltd.* (Household Durables)	206,722
5,525	Herbalife Nutrition Ltd.* (Personal Products)	89,726
3,696	Heritage Commerce Corp. (Banks)	35,482
13,595	Hess Corp. (Oil, Gas & Consumable Fuels)	2,062,769
6,631	Honeywell International, Inc. (Industrial Conglomerates)	1,287,276
4,939	Hope Bancorp, Inc. (Banks)	53,638
8,589	Horace Mann Educators Corp. (Insurance)	258,787
2,986	Hostess Brands, Inc.* (Food Products)	71,783
3,815	Houlihan Lokey, Inc. (Capital Markets)	380,928
1,516	Hub Group, Inc. Class A* (Air Freight & Logistics)	136,637
5,820	Humana, Inc. (Health Care Providers & Services)	2,658,751
2,923	IAC, Inc.* (Interactive Media & Services)	203,441
3,011	ICF International, Inc. (Professional Services)	354,063
1,135	ICU Medical, Inc.* (Health Care Equipment & Supplies)	202,234
2,400	IDACORP, Inc. (Electric Utilities)	246,768
2,902	Independent Bank Corp. (Banks)	174,845
15,080	Ingersoll Rand, Inc. (Machinery)	984,272
1,835	Ingevity Corp.* (Chemicals)	117,477
2,076	Inmode Ltd.* (Health Care Equipment & Supplies)	89,081
1,508	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	221,209
6,527	Insmed, Inc.* (Biotechnology)	144,181
377	Insulet Corp.* (Health Care Equipment & Supplies)	104,335
4,466	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	203,069
40,880	Intercontinental Exchange, Inc. (Capital Markets)	4,693,024
2,069	InterDigital, Inc. (Software)	191,776
3,089	International Game Technology PLC (Hotels, Restaurants & Leisure)	104,501
4,822	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	298,192
5,504	Intuit, Inc. (Software)	2,816,397

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,448	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	$ 1,767,331
2,885	ITT, Inc. (Machinery)	287,346
6,765	Janus International Group, Inc.* (Building Products)	77,256
18,480	Johnson & Johnson (Pharmaceuticals)	3,095,954
3,296	Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	54,384
43,207	KKR & Co., Inc. (Capital Markets)	2,565,632
1,779	Korn Ferry (Professional Services)	93,718
441,145	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	3,132,129
7,530	L3Harris Technologies, Inc. (Aerospace & Defense)	1,426,860
1,009	Laboratory Corp. of America Holdings (Health Care Providers & Services)	215,855
1,129	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	97,647
13,043	Laureate Education, Inc. (Diversified Consumer Services)	167,211
1,423	LCI Industries (Automobile Components)	193,912
8,397	Lear Corp. (Automobile Components)	1,299,520
4,610	Legalzoom.com, Inc.* (Professional Services)	70,441
7,208	Leonardo DRS, Inc.* (Aerospace & Defense)	120,302
1,125	Lithia Motors, Inc. (Specialty Retail)	349,346
1,133	Live Nation Entertainment, Inc.* (Entertainment)	99,421
5,223	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	365,192
14,486	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	320,865
6,529	Marsh & McLennan Cos., Inc. (Insurance)	1,230,194
2,601	Martin Marietta Materials, Inc. (Construction Materials)	1,161,242
7,878	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	513,094
637	Masonite International Corp.* (Building Products)	66,598
5,760	Mastercard, Inc. Class A (Financial Services)	2,271,053
8,150	Matador Resources Co. (Oil, Gas & Consumable Fuels)	453,384
3,986	Mativ Holdings, Inc. (Chemicals)	62,740
597	MAXIMUS, Inc. (Professional Services)	50,005
44,500	McCormick & Co., Inc. (Food Products)	3,981,860

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,379	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	$ 349,121
9,810	Meta Platforms, Inc. Class A* (Interactive Media & Services)	3,125,466
357	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	448,917
53,364	Microsoft Corp. (Software)	17,926,035
4,552	Minerals Technologies, Inc. (Chemicals)	279,265
425	MongoDB, Inc.* (IT Services)	179,945
5,475	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	3,063,208
15,177	Monster Beverage Corp.* (Beverages)	872,526
27,993	Nasdaq, Inc. (Capital Markets)	1,413,367
7,910	National Energy Services Reunited Corp.* (Energy Equipment & Services)	25,708
3,190	National Health Investors, Inc. (Health Care REITs)	175,163
3,674	NCR Corp.* (Software)	98,757
757	Nelnet, Inc. Class A (Consumer Finance)	74,701
2,212	Netflix, Inc.* (Entertainment)	971,002
1,366	Nexstar Media Group, Inc. (Media)	255,060
55,195	NextEra Energy, Inc. (Electric Utilities)	4,045,793
7,981	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	95,134
5,556	NorthWestern Corp. (Multi-Utilities)	313,747
2,642	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	467,370
4,396	NOW, Inc.* (Trading Companies & Distributors)	50,070
18,065	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,441,594
394	NVR, Inc.* (Household Durables)	2,484,737
17,835	OceanFirst Financial Corp. (Banks)	332,266
6,066	Old National Bancorp/IN (Banks)	103,304
2,160	O’Reilly Automotive, Inc.* (Specialty Retail)	1,999,706
864	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	103,015
2,854	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	307,804
8,782	Pacific Premier Bancorp, Inc. (Banks)	224,292
3,333	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	104,923
4,577	Parker-Hannifin Corp. (Machinery)	1,876,616
2,461	Patrick Industries, Inc. (Automobile Components)	213,000
6,320	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	100,109

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,653	Paycor HCM, Inc.* (Professional Services)	$ 313,000
1,953	Paylocity Holding Corp.* (Professional Services)	443,038
2,673	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	59,982
2,406	Peapack-Gladstone Financial Corp. (Banks)	70,327
26,181	Peloton Interactive, Inc. Class A* (Leisure Products)	254,218
984	Penumbra, Inc.* (Health Care Equipment & Supplies)	298,506
14,414	PepsiCo, Inc. (Beverages)	2,702,048
4,360	PetIQ, Inc.* (Health Care Providers & Services)	72,986
40,908	Pfizer, Inc. (Pharmaceuticals)	1,475,142
10,916	Phreesia, Inc.* (Health Care Technology)	346,256
737	Portland General Electric Co. (Electric Utilities)	35,133
2,483	PRA Group, Inc.* (Consumer Finance)	59,244
1,313	Preferred Bank (Banks)	86,763
13,748	Primoris Services Corp. (Construction & Engineering)	436,636
5,560	Progyny, Inc.* (Health Care Providers & Services)	232,186
16,475	Prologis, Inc. (Industrial REITs)	2,055,256
6,119	ProPetro Holding Corp.* (Energy Equipment & Services)	63,882
365	QuidelOrtho Corp.* (Health Care Equipment & Supplies)	31,886
8,690	R1 RCM, Inc.* (Health Care Providers & Services)	150,163
3,120	Rapid7, Inc.* (Software)	143,239
2,000	RBC Bearings, Inc.* (Machinery)	452,100
7,900	Regal Rexnord Corp. (Electrical Equipment)	1,233,822
1,935	ResMed, Inc. (Health Care Equipment & Supplies)	430,247
4,581	Revolve Group, Inc.* (Specialty Retail)	90,337
15,154	Rivian Automotive, Inc. Class A* (Automobiles)	418,857
12,152	Ross Stores, Inc. (Specialty Retail)	1,393,105
3,657	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	348,476
1,774	S&T Bancorp, Inc. (Banks)	56,023
5,575	Saia, Inc.* (Ground Transportation)	2,359,005
20,282	Salesforce, Inc.* (Software)	4,563,653
5,524	SBA Communications Corp. (Specialized REITs)	1,209,480
4,400	Schlumberger NV (Energy Equipment & Services)	256,696

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,227	Science Applications International Corp. (Professional Services)	$ 270,224
8,452	Seacoast Banking Corp. of Florida (Banks)	208,849
6,732	Select Water Solutions, Inc. (Energy Equipment & Services)	56,616
1,859	ServiceNow, Inc.* (Software)	1,083,797
7,211	Shoals Technologies Group, Inc. Class A* (Electrical Equipment)	187,198
6,580	Silgan Holdings, Inc. (Containers & Packaging)	288,533
1,913	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	285,305
4,641	Skyline Champion Corp.* (Household Durables)	323,292
19,827	SLM Corp. (Consumer Finance)	320,801
4,092	Sotera Health Co.* (Life Sciences Tools & Services)	77,666
1,147	SouthState Corp. (Banks)	89,087
1,940	Spirit Realty Capital, Inc. (Retail REITs)	78,240
6,401	SPX Technologies, Inc.* (Machinery)	541,589
32,633	SS&C Technologies Holdings, Inc. (Professional Services)	1,900,872
4,758	SSR Mining, Inc. (Metals & Mining)	69,314
11,576	STAG Industrial, Inc. (Industrial REITs)	420,209
1,252	Standard Motor Products, Inc. (Automobile Components)	47,789
3,000	STERIS PLC (Health Care Equipment & Supplies)	676,650
4,459	Sterling Check Corp.* (Professional Services)	53,553
5,019	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	167,534
5,142	Stifel Financial Corp. (Capital Markets)	326,723
808	StoneX Group, Inc.* (Capital Markets)	74,344
2,637	Stride, Inc.* (Diversified Consumer Services)	100,760
10,181	Stryker Corp. (Health Care Equipment & Supplies)	2,885,397
8,866	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	272,098
898	Syneos Health, Inc.* (Life Sciences Tools & Services)	38,084
8,987	Target Corp. (Consumer Staples Distribution & Retail)	1,226,456
8,723	TEGNA, Inc. (Media)	147,419
4,665	Tempur Sealy International, Inc. (Household Durables)	208,199
8,115	Terex Corp. (Machinery)	475,782

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,935	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	$ 2,328,300
4,629	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	516,365
19,933	The Allstate Corp. (Insurance)	2,246,050
3,497	The Brink’s Co. (Commerical Services & Supplies)	255,141
1,853	The Buckle, Inc. (Specialty Retail)	67,746
26,315	The Clorox Co. (Household Products)	3,986,196
2,074	The Hackett Group, Inc. (IT Services)	48,221
636	The Hanover Insurance Group, Inc. (Insurance)	72,173
16,636	The Hartford Financial Services Group, Inc. (Insurance)	1,195,796
5,614	The Home Depot, Inc. (Specialty Retail)	1,874,178
23,203	The Sherwin-Williams Co. (Chemicals)	6,415,629
9,620	The Shyft Group, Inc. (Machinery)	138,817
1,960	The Trade Desk, Inc. Class A* (Media)	178,870
13,191	The Walt Disney Co.* (Entertainment)	1,172,548
26,158	Thoughtworks Holding, Inc.* (IT Services)	185,460
5,332	T-Mobile US, Inc.* (Wireless Telecommunication Services)	734,590
9,422	Topgolf Callaway Brands Corp.* (Leisure Products)	188,157
6,957	Tradeweb Markets, Inc. Class A (Capital Markets)	569,013
2,087	Travel & Leisure Co. (Hotels, Restaurants & Leisure)	85,004
65,755	Truist Financial Corp. (Banks)	2,184,381
1,675	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	194,752
4,200	UFP Industries, Inc. (Building Products)	431,592
2,567	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	97,803
22,250	Union Pacific Corp. (Ground Transportation)	5,162,445
5,993	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,034,675
1,787	Univest Financial Corp. (Banks)	34,847
3,529	US Silica Holdings, Inc.* (Energy Equipment & Services)	45,912
9,409	Utz Brands, Inc. (Food Products)	157,601
10,725	Valley National Bancorp (Banks)	110,038
6,214	Vector Group Ltd. (Tobacco)	81,528
6,028	Veracyte, Inc.* (Biotechnology)	165,469
14,060	VeriSign, Inc.* (IT Services)	2,965,957

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,460	Verisk Analytics, Inc. (Professional Services)	$ 3,081,532
7,365	Veritex Holdings, Inc. (Banks)	158,421
31,588	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,076,519
1,873	Vertex Pharmaceuticals, Inc.* (Biotechnology)	659,933
2,052	Viad Corp.* (Commerical Services & Supplies)	57,887
20,710	Viavi Solutions, Inc.* (Communications Equipment)	225,118
6,038	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	163,751
13,634	Visa, Inc. Class A (Financial Services)	3,241,211
1,501	Voya Financial, Inc. (Financial Services)	111,464
3,367	Wabash National Corp. (Machinery)	79,731
1,351	Walker & Dunlop, Inc. (Financial Services)	122,914
4,372	Waste Connections, Inc. (Commerical Services & Supplies)	617,195
8,607	Waste Management, Inc. (Commerical Services & Supplies)	1,409,741
46,454	Wells Fargo & Co. (Banks)	2,144,317
1,418	Werner Enterprises, Inc. (Ground Transportation)	66,674
1,728	Western Alliance Bancorp (Banks)	89,770
161	White Mountains Insurance Group Ltd. (Insurance)	249,070
1,990	Wintrust Financial Corp. (Banks)	167,876
6,992	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	88,589
6,535	World Kinect Corp. (Oil, Gas & Consumable Fuels)	147,299
20,290	Zoetis, Inc. (Pharmaceuticals)	3,816,346

		298,609,793

Uruguay* – 0.1%
352	MercadoLibre, Inc. (Broadline Retail)	435,794

TOTAL COMMON STOCKS (Cost $433,606,896)		$524,375,804

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Brazil – 0.2%
Bradespar SA (Metals & Mining)
38,100	12.473%	$ 189,261
Gerdau SA (Metals & Mining)
46,140	11.707	285,402
Metalurgica Gerdau SA (Metals & Mining)
40,200	9.164	116,891
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
91,600	15.666	602,628

		1,194,182

South Korea – 0.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)
11,890	2.517	535,535

TOTAL PREFERRED STOCKS (Cost $1,543,902)		$ 1,729,717

Shares	Description	Value

Exchange Traded Funds – 0.3%
13,400	iShares Core MSCI Emerging Markets ETF	$ 699,882
19,390	iShares MSCI Saudi Arabia ETF	815,737

TOTAL EXCHANGE TRADED FUNDS (Cost $1,487,984)		$ 1,515,619

Shares	Dividend Rate	Value

Investment Companies(c) – 7.3%
Goldman Sachs Financial Square Government Fund - Class R6
19,181,754	5.220%	$ 19,181,754
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,858,829	5.220	22,858,829

TOTAL INVESTMENT COMPANIES – 7.3% (Cost $42,040,583)		$ 42,040,583

TOTAL INVESTMENTS – 99.1% (Cost $478,679,365)		$569,661,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		5,280,387

NET ASSETS – 100.0%		$574,942,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated Issuer.

SECTOR ALLOCATION AS OF JULY 31, 2023
Sector	% of Total Market Value
Information Technology	16.7%
Financials	15.9
Health Care	12.3
Industrials	12.1
Consumer Discretionary	10.6
Investment Companies	7.4
Consumer Staples	6.7
Communication Services	5.5
Materials	5.1
Energy	3.7
Real Estate	1.9
Utilities	1.8
Exchange Traded Funds	0.3
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	HKD	12,230,000	USD	1,567,559	08/02/23	$614
	ILS	1,040,000	USD	281,850	08/02/23	1,037
	NZD	220,000	USD	136,538	08/02/23	105
	USD	4,856,683	AUD	7,190,000	09/05/23	20,767
	USD	6,896,191	CHF	5,930,000	09/05/23	68,718
	USD	2,053,631	DKK	13,800,000	09/05/23	12,801
	USD	22,064,551	EUR	19,900,000	09/05/23	143,926
	USD	9,782,810	GBP	7,575,000	09/05/23	59,722
	USD	283,304	ILS	1,040,000	08/02/23	417
	USD	14,376,725	JPY	2,008,000,000	09/05/23	177,834
	USD	434,872	NOK	4,400,000	09/05/23	174
	USD	2,160,801	SEK	22,500,000	09/05/23	19,355
	USD	807,781	SGD	1,070,000	09/05/23	1,657
Brown Brothers Harriman & Co.	USD	8,390	ZAR	147,571	08/02/23	140
JPMorgan Securities, Inc.	HKD	4,440,000	USD	569,089	08/02/23	223
	ILS	200,000	USD	54,202	08/02/23	199
	NZD	60,000	USD	37,238	08/02/23	29
	USD	1,202,350	AUD	1,780,000	09/05/23	5,141
	USD	1,965,356	CHF	1,690,000	09/05/23	19,584
	USD	458,347	DKK	3,080,000	09/05/23	2,857
	USD	5,754,524	EUR	5,190,000	09/05/23	37,536
	USD	2,486,061	GBP	1,925,000	09/05/23	15,177
	USD	54,482	ILS	200,000	08/02/23	80
	USD	3,408,028	JPY	476,000,000	09/05/23	42,156
	USD	103,776	NOK	1,050,000	09/05/23	41
	USD	590,619	SEK	6,150,000	09/05/23	5,290
	USD	196,283	SGD	260,000	09/05/23	403

TOTAL						$635,983

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	7,190,000	USD	4,851,012	08/02/23	$(21,157)
	CHF	5,930,000	USD	6,871,384	08/02/23	(69,874)
	DKK	13,800,000	USD	2,049,508	08/02/23	(13,095)
	EUR	19,900,000	USD	22,028,434	08/02/23	(146,296)
	GBP	7,575,000	USD	9,781,476	08/02/23	(60,000)
	JPY	2,008,000,000	USD	14,301,047	08/02/23	(182,203)
	NOK	4,400,000	USD	434,343	08/02/23	(172)
	SEK	22,500,000	USD	2,157,291	08/02/23	(19,603)
	SGD	1,070,000	USD	806,489	08/02/23	(1,739)
	USD	4,767,919	AUD	7,190,000	08/02/23	(61,936)
	USD	6,630,460	CHF	5,930,000	08/02/23	(171,051)
	USD	2,031,640	DKK	13,800,000	08/02/23	(4,774)
	USD	21,810,633	EUR	19,900,000	08/02/23	(71,505)
	USD	9,595,565	GBP	7,575,000	08/02/23	(125,911)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA (continued)	USD	1,562,416	HKD	12,230,000	08/02/23	$(5,757)
	USD	1,567,919	HKD	12,230,000	09/05/23	(689)
	USD	282,251	ILS	1,040,000	09/05/23	(1,013)
	USD	13,996,721	JPY	2,008,000,000	08/02/23	(122,123)
	USD	407,066	NOK	4,400,000	08/02/23	(27,106)
	USD	133,803	NZD	220,000	08/02/23	(2,839)
	USD	136,539	NZD	220,000	09/05/23	(111)
	USD	2,090,697	SEK	22,500,000	08/02/23	(46,990)
	USD	791,899	SGD	1,070,000	08/02/23	(12,851)
JPMorgan Securities, Inc.	AUD	1,780,000	USD	1,200,946	08/02/23	(5,238)
	CHF	1,690,000	USD	1,958,287	08/02/23	(19,913)
	DKK	3,080,000	USD	457,427	08/02/23	(2,923)
	EUR	5,190,000	USD	5,745,104	08/02/23	(38,155)
	GBP	1,925,000	USD	2,485,722	08/02/23	(15,248)
	JPY	476,000,000	USD	3,390,089	08/02/23	(43,191)
	NOK	1,050,000	USD	103,650	08/02/23	(41)
	SEK	6,150,000	USD	589,660	08/02/23	(5,358)
	SGD	260,000	USD	195,969	08/02/23	(423)
	USD	1,180,375	AUD	1,780,000	08/02/23	(15,333)
	USD	1,889,625	CHF	1,690,000	08/02/23	(48,748)
	USD	453,438	DKK	3,080,000	08/02/23	(1,065)
	USD	5,688,301	EUR	5,190,000	08/02/23	(18,649)
	USD	2,438,477	GBP	1,925,000	08/02/23	(31,997)
	USD	567,222	HKD	4,440,000	08/02/23	(2,090)
	USD	569,220	HKD	4,440,000	09/05/23	(250)
	USD	54,279	ILS	200,000	09/05/23	(195)
	USD	3,317,948	JPY	476,000,000	08/02/23	(28,950)
	USD	97,141	NOK	1,050,000	08/02/23	(6,468)
	USD	36,492	NZD	60,000	08/02/23	(774)
	USD	37,238	NZD	60,000	09/05/23	(30)
	USD	571,457	SEK	6,150,000	08/02/23	(12,844)
	USD	192,424	SGD	260,000	08/02/23	(3,123)
State Street Bank and Trust	USD	63,306	QAR	231,009	08/01/23	(157)
	USD	66,106	QAR	241,215	08/02/23	(159)

TOTAL						$(1,470,117)

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	127	09/15/23	$29,302,075	$1,696,424
S&P Toronto Stock Exchange 60 Index	95	09/14/23	17,866,758	574,828

TOTAL FUTURES CONTRACTS				$2,271,252

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
QAR	— Qatar Riyal
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PI	— Private Investment
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 33.4%
Advertising(a)(b) – 0.2%
CMG Media Corp.
	$2,079,000	8.875%		12/15/27	$ 1,622,888
Summer BC Holdco A S.a.r.l.
EUR	98,215	9.250		10/31/27	87,154
Summer BC Holdco B S.a.r.l.
	627,000	5.750		10/31/26	615,492

					2,325,534

Aerospace & Defense(a)(b) – 0.3%
Bombardier, Inc.
	$560,000	7.875		04/15/27	558,712
	1,000,000	7.500		02/01/29	989,690
TransDigm, Inc.
	1,890,000	6.250		03/15/26	1,881,136

					3,429,538

Airlines – 0.8%
American Airlines, Inc.(a)(b)
	612,000	7.250		02/15/28	607,269
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
	241,083	5.500		04/20/26	237,547
	500,000	5.750		04/20/29	484,665
Avianca Midco 2 Ltd.(a)(b)
	1,743,873	9.000		12/01/28	1,517,501
Azul Secured Finance LLP(b)
	613,000	11.930		08/28/28	613,766
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
	2,317,928	5.750		01/20/26	2,188,912
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(b)
	669,000	8.000	(a)	09/20/25	675,182
	24,000	8.000		09/20/25	24,259
United Airlines, Inc.(a)(b)
	345,000	4.375		04/15/26	326,780
	755,000	4.625		04/15/29	684,468
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	140,000	9.500		06/01/28	133,875
	874,000	6.375		02/01/30	739,614

					8,233,838

Apparel(a)(b) – 0.3%
CT Investment GmbH
EUR	1,145,000	5.500		04/15/26	1,181,428
Hanesbrands, Inc.
	$700,000	9.000		02/15/31	716,030
Wolverine World Wide, Inc.
	868,000	4.000		08/15/29	681,615

					2,579,073

Automotive(b) – 1.1%
Adient Global Holdings Ltd.(a)
	591,000	8.250		04/15/31	607,253
Allison Transmission, Inc.(a)
	499,000	4.750		10/01/27	472,887

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(b) – (continued)
Benteler International AG(a)
	$450,000	10.500%		05/15/28	$ 458,829
Clarios Global LP/Clarios U.S. Finance Co.
EUR	375,000	4.375		05/15/26	400,892
	$569,000	8.500	(a)	05/15/27	576,113
Dana Financing Luxembourg S.a.r.l.(a)
EUR	600,000	3.000		07/15/29	541,297
Dealer Tire LLC/DT Issuer LLC(a)
	$661,000	8.000		02/01/28	610,843
Ford Motor Co.
	381,000	6.100		08/19/32	368,671
Ford Motor Credit Co. LLC
	360,000	4.063		11/01/24	349,006
	626,000	4.125		08/17/27	572,890
	145,000	3.815		11/02/27	130,198
	75,000	6.800		05/12/28	75,683
	1,560,000	5.113		05/03/29	1,454,294
	630,000	7.350		03/06/30	652,126
	1,390,000	4.000		11/13/30	1,196,582
Grupo Antolin-Irausa SA(a)
EUR	166,000	3.375		04/30/26	154,608
IHO Verwaltungs GmbH(a)(c)
	$335,000	6.000		05/15/27	321,228
EUR	920,000	8.750		05/15/28	1,061,035
	$435,000	6.375		05/15/29	405,394
Jaguar Land Rover Automotive PLC(a)
EUR	685,000	4.500		07/15/28	698,561
	$729,000	5.500		07/15/29	642,110

					11,750,500

Banks – 1.8%
Banca Monte dei Paschi di Siena SpA(b)(d) (5 year EUR Swap + 5.005%)
EUR	1,384,000	7.677		01/18/28	1,332,423
Banco Bilbao Vizcaya Argentaria SA(b)(d) (-1X 5 year EUR Swap + 6.039%)
	600,000	6.000		03/29/24	649,805
(-1X 5 year EUR Swap + 6.456%)
	400,000	6.000		01/15/26	420,559
Banco de Sabadell SA(b)(d) (5 year EUR Swap + 6.830%)
	600,000	9.375		07/18/28	658,783
Barclays PLC(b)(d)
(5 year CMT + 5.867%)
	$265,000	6.125		12/15/25	242,271
(5 year GBP Swap + 5.639%)
GBP	578,000	9.250		09/15/28	687,997
(5 year UK Government Bond + 6.579%)
	370,000	7.125		06/15/25	447,536
(5 year USD Swap + 4.842%)
	$245,000	7.750		09/15/23	245,093
CaixaBank SA(b)(d) (-1X 5 year EUR Swap + 3.857%)
EUR	600,000	3.625		09/14/28	471,316
Commerzbank AG(b)(d) (-1X 5 year EUR Swap + 6.363%)
	600,000	6.125		10/09/25	610,988

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(b)(d) (5 year EURIBOR ICE Swap + 6.940%)
EUR	600,000	10.000%		12/01/27	$ 673,877
Freedom Mortgage Corp.(a)(b)
	$200,000	8.125		11/15/24	199,062
	725,000	8.250		04/15/25	716,510
	419,000	6.625		01/15/27	367,136
Ibercaja Banco SA(b)(d) (-1X 5 year EUR Swap + 2.882%)
EUR	500,000	2.750		07/23/30	499,932
Intesa Sanpaolo SpA
	$840,000	5.710	(a)	01/15/26	810,869
(5 year EUR Swap + 6.086%)
EUR	520,000	5.875	(b)(d)	09/01/31	475,974
KeyBank NA/Cleveland OH(b)
	$856,000	5.850		11/15/27	838,760
Lloyds Banking Group PLC(b)(d)
(1 year UK Government Bond + 5.883%)
GBP	500,000	8.500		09/27/27	619,107
(5 year USD ICE Swap + 4.496%)
	$740,000	7.500		09/27/25	699,685
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	76,773
	745,000	3.500		01/23/43	601,789
Popular, Inc.(b)
	$880,000	7.250		03/13/28	888,483
Societe Generale SA(b)(d)
(5 year CMT + 5.385%)
	402,000	9.375		11/22/27	407,001
(5 year EUR Swap + 5.228%)
EUR	400,000	7.875		01/18/29	434,303
UBS Group AG(b)(d)
(1 year EURIBOR ICE Swap + 4.950%)
	783,000	7.750		03/01/29	960,369
(SOFR + 5.020%)
	$925,000	9.016	(a)	11/15/33	1,123,986
UniCredit SpA(b)(d)
(-1X 5 year EUR Swap + 4.606%)
EUR	521,000	4.450		12/03/27	470,525
(5 year EURIBOR ICE Swap + 7.334%)
	690,000	7.500		06/03/26	763,503
(5 year USD ICE Swap + 3.703%)
	$1,775,000	5.861	(a)	06/19/32	1,636,319

					19,030,734

Biotechnology(b) – 0.1%
Cidron Aida Finco Sarl
EUR	839,000	5.000		04/01/28	839,762

Building Materials – 0.5%
CEMEX Materials LLC(a)
	$723,000	7.700		07/21/25	732,038
CP Atlas Buyer, Inc.(a)(b)
	538,000	7.000		12/01/28	446,099
Emerald Debt Merger Sub LLC(a)(b)
	808,000	6.625		12/15/30	804,170

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
Griffon Corp.(b)
	$685,000	5.750%	03/01/28	$ 644,434
Knife River Corp.(a)(b)
	447,000	7.750	05/01/31	457,308
SRM Escrow Issuer LLC(a)(b)
	1,119,000	6.000	11/01/28	1,065,959
Standard Industries, Inc.(a)(b)
	641,000	4.375	07/15/30	557,106
Summit Materials LLC/Summit Materials Finance Corp.(a)(b)
	752,000	5.250	01/15/29	708,910

				5,416,024

Chemicals – 1.5%
ASP Unifrax Holdings, Inc.(a)(b)
	650,000	5.250	09/30/28	483,216
Axalta Coating Systems LLC(a)(b)
	505,000	3.375	02/15/29	435,472
Braskem Netherlands Finance BV(a)(b)
	761,000	7.250	02/13/33	746,655
Cerdia Finanz GmbH(a)(b)
	1,000,000	10.500	02/15/27	996,160
CF Industries, Inc.
	702,000	5.150	03/15/34	672,572
Cornerstone Chemical Co.(a)(b)(c)
	4,330,000	10.250	09/01/27	3,794,422
GPD Cos., Inc.(a)(b)
	731,000	10.125	04/01/26	681,299
Innophos Holdings, Inc.(a)(b)
	715,000	9.375	02/15/28	711,732
Iris Holdings, Inc.(a)(b)(c)
	615,000	8.750	02/15/26	577,639
Nobian Finance BV(a)(b)
EUR	339,000	3.625	07/15/26	319,885
NOVA Chemicals Corp.(a)(b)
	$1,500,000	4.250	05/15/29	1,243,455
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
	610,000	7.250	04/01/25	606,767
Rayonier AM Products, Inc.(a)(b)
	1,418,000	7.625	01/15/26	1,265,579
SCIH Salt Holdings, Inc.(a)(b)
	210,000	4.875	05/01/28	188,725
	769,000	6.625	05/01/29	673,675
The Chemours Co.(a)(b)
	727,000	5.750	11/15/28	671,021
	384,000	4.625	11/15/29	325,356
Tronox, Inc.(a)(b)
	1,129,000	4.625	03/15/29	935,456
Vibrantz Technologies, Inc.(a)(b)
	509,000	9.000	02/15/30	415,385
WR Grace Holdings LLC(a)(b)
	198,000	5.625	08/15/29	167,193

				15,911,664

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(b) – 1.2%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.(a)
	$570,000	6.125%		10/15/26	$ 538,570
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
	750,000	6.625		07/15/26	717,083
BCP V Modular Services Finance II PLC(a)
EUR	565,000	4.750		11/30/28	526,668
Castor SpA(a)
	691,000	6.000		02/15/29	655,623
CoreLogic, Inc.(a)
	$425,000	4.500		05/01/28	349,023
CPI CG, Inc.(a)
	538,000	8.625		03/15/26	518,272
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,241,000	7.125		07/31/26	1,199,116
House of HR Group B.V.(a)
EUR	539,000	9.000		11/03/29	586,705
Korn Ferry(a)
	$765,000	4.625		12/15/27	723,139
Neptune Bidco US, Inc.(a)
	1,372,000	9.290		04/15/29	1,262,075
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)
	493,000	4.000		06/15/29	401,839
Sabre GLBL, Inc.(a)
	740,000	11.250		12/15/27	655,292
StoneMor, Inc.(a)
	975,000	8.500		05/15/29	822,773
Techem Verwaltungsgesellschaft 674 mbH(a)
EUR	571,479	6.000		07/30/26	619,123
The ADT Security Corp.(a)
	$461,000	4.125		08/01/29	401,361
United Rentals North America, Inc.
	206,000	6.000	(a)	12/15/29	205,794
	535,000	5.250		01/15/30	509,577
Verisure Holding AB
EUR	470,000	9.250		10/15/27	554,623
	461,000	7.125	(a)	02/01/28	516,977
WW International, Inc.(a)
	$530,000	4.500		04/15/29	376,406

					12,140,039

Computers(b) – 0.4%
Ahead DB Holdings LLC(a)
	983,000	6.625		05/01/28	846,697
CA Magnum Holdings(a)
	1,200,000	5.375		10/31/26	1,101,000
Libra Groupco SpA(a)
EUR	418,000	5.000		05/15/27	400,906
McAfee Corp.(a)
	$793,000	7.375		02/15/30	685,382
Science Applications International Corp.(a)
	694,000	4.875		04/01/28	653,339

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(b) – (continued)
Seagate HDD Cayman
	$325,000	3.375%		07/15/31	$ 236,327

					3,923,651

Distribution & Wholesale(a)(b) – 0.1%
H&E Equipment Services, Inc.
	1,143,000	3.875		12/15/28	1,003,245

Diversified Financial Services – 1.3%
Armor Holdco, Inc.(a)(b)
	890,000	8.500		11/15/29	762,321
Bread Financial Holdings, Inc.(a)(b)
	575,000	7.000		01/15/26	556,347
Coinbase Global, Inc.(a)(b)
	859,000	3.375		10/01/28	601,592
Finance of America Funding LLC(a)(b)
	1,710,000	7.875		11/15/25	1,438,230
Global Aircraft Leasing Co. Ltd.(a)(b) (PIK 7.250%, Cash 6.500%)
	1,180,656	6.500		09/15/24	1,112,780
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	574,000	5.000		08/15/28	490,030
Kane Bidco Ltd.(b)
EUR	226,000	5.000	(a)	02/15/27	235,106
GBP	213,000	6.500		02/15/27	250,485
LD Holdings Group LLC(a)(b)
	$795,000	6.500		11/01/25	660,486
	1,420,000	6.125		04/01/28	931,080
Midcap Financial Issuer Trust(a)(b)
	952,000	6.500		05/01/28	840,559
	720,000	5.625		01/15/30	576,202
NFP Corp.(a)(b)
	1,067,000	6.875		08/15/28	945,554
OneMain Finance Corp.
	125,000	7.125		03/15/26	123,787
	177,000	3.500	(b)	01/15/27	153,429
	745,000	3.875	(b)	09/15/28	613,232
	91,000	9.000	(b)	01/15/29	92,464
	275,000	5.375	(b)	11/15/29	237,930
PennyMac Financial Services, Inc.(a)(b)
	555,000	4.250		02/15/29	458,513
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
	801,000	3.625		03/01/29	682,051
United Wholesale Mortgage LLC(a)(b)
	345,000	5.500		11/15/25	331,759
	401,000	5.750		06/15/27	375,111
	80,000	5.500		04/15/29	70,337
Voyager Aviation Holdings LLC(a)(b)(e)
	1,020,000	8.500		05/09/26	820,243

					13,359,628

Electrical – 0.8%
Calpine Corp.(a)(b)
	443,000	4.500		02/15/28	406,962
	617,000	4.625		02/01/29	531,712

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Electricite de France SA(b)(d)
(-1X 5 year EUR Swap + 3.198%)
EUR	1,000,000	3.000%		09/03/27	$ 948,319
(-1X 5 year EUR Swap + 3.970%)
	1,400,000	3.375		06/15/30	1,216,047
Eskom Holdings SOC Ltd.(f)
	$667,000	4.314		07/23/27	599,079
Mercury Chile Holdco LLC(b)
	1,479,000	6.500		01/24/27	1,368,075
NPC Ukrenergo(f)
	263,000	6.875		11/09/28	74,297
NRG Energy, Inc.(a)(b)
	665,000	3.625		02/15/31	521,766
	500,000	7.000		03/15/33	500,345
(5 year CMT + 5.920%)
	450,000	10.250	(d)	03/15/28	437,490
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
	733,000	4.500		08/15/28	666,766
Talen Energy Supply LLC(a)(b)
	603,000	8.625		06/01/30	626,240
Vistra Operations Co. LLC(a)(b)
	555,000	5.625		02/15/27	536,652
	200,000	5.000		07/31/27	188,172
	29,000	4.300		07/15/29	25,860

					8,647,782

Electrical Components & Equipment(a)(b) – 0.1%
Belden, Inc.
EUR	756,000	3.375		07/15/31	723,596

Electronics(a)(b) – 0.1%
Coherent Corp.
	$556,000	5.000		12/15/29	500,617

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco Scsp
EUR	500,000	4.625		10/15/26	456,425
Enviva Partners LP/Enviva Partners Finance Corp.
	$901,000	6.500		01/15/26	764,480
TerraForm Power Operating LLC
	827,000	5.000		01/31/28	768,357

					1,989,262

Engineering & Construction – 0.2%
Abertis Infraestructuras Finance BV(b)(d) (-1X 5 year EUR Swap + 3.694%)
EUR	900,000	3.248		11/24/25	907,190
Bioceanico Sovereign Certificate Ltd.(g)
	$162,969	0.000		06/05/34	114,147
Global Infrastructure Solutions, Inc.(a)(b)
	866,000	5.625		06/01/29	729,216
Tutor Perini Corp.(a)(b)
	858,000	6.875		05/01/25	735,040

					2,485,593

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(b) – 1.3%
888 Acquisitions Ltd.(a)
EUR	753,000	7.558%	07/15/27	$ 774,109
Allwyn Entertainment Financing U.K. PLC(a)
	750,000	7.250	04/30/30	840,087
Banijay Group SAS
	605,000	6.500	03/01/26	655,599
Caesars Entertainment, Inc.(a)
	$1,675,000	8.125	07/01/27	1,719,806
	339,000	4.625	10/15/29	298,401
Cirsa Finance International S.a.r.l.(a)
EUR	600,000	4.750	05/22/25	651,665
	1,280,000	4.500	03/15/27	1,298,825
Empire Resorts, Inc.(a)
	$1,515,000	7.750	11/01/26	1,222,484
International Game Technology PLC(a)
	335,000	6.250	01/15/27	334,632
EUR	600,000	2.375	04/15/28	590,537
	$190,000	5.250	01/15/29	180,591
Jacobs Entertainment, Inc.(a)
	670,000	6.750	02/15/29	611,991
	150,000	6.750	02/15/29	133,340
LHMC Finco 2 S.a.r.l.(a)(c)
EUR	100,000	7.250	10/02/25	108,546
Live Nation Entertainment, Inc.(a)
	$790,000	4.750	10/15/27	733,720
Loarre Investments S.a.r.l.(a)
EUR	600,000	6.500	05/15/29	630,014
Merlin Entertainments Ltd.(a)
	$250,000	5.750	06/15/26	243,248
Motion Finco S.a.r.l.(a)
EUR	206,000	7.375	06/15/30	224,289
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(a)
	$640,000	4.875	11/01/26	600,006
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.(a)
	234,000	6.625	03/01/30	207,464
WMG Acquisition Corp.(a)
EUR	769,000	2.250	08/15/31	685,451
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	$1,182,000	7.125	02/15/31	1,181,917

				13,926,722

Food & Drug Retailing – 0.5%
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	994,000	7.500	04/15/25	994,696
Iceland Bondco PLC(a)(b)
GBP	596,000	4.625	03/15/25	758,092
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(b)
	$603,000	5.500	01/15/30	583,222
Lamb Weston Holdings, Inc.(a)(b)
	425,000	4.125	01/31/30	375,075
MARB BondCo PLC(b)
	1,028,000	3.950	01/29/31	755,066

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
New Albertsons LP
	$800,000	8.700%	05/01/30	$ 858,728
	175,000	8.000	05/01/31	181,835
Nomad Foods Bondco PLC(a)(b)
EUR	407,000	2.500	06/24/28	394,902
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	$277,000	4.625	03/01/29	230,542

				5,132,158

Forest Products & Paper(a)(b) – 0.2%
Domtar Corp.
	2,577,000	6.750	10/01/28	2,265,724

Gaming(b) – 0.2%
MGM Resorts International
	704,000	4.750	10/15/28	649,693
Ontario Gaming GTA LP
	291,000	8.000	08/01/30	294,044
Station Casinos LLC(a)
	725,000	4.500	02/15/28	658,003
Wynn Macau Ltd.(a)
	165,000	5.500	01/15/26	154,423
	135,000	5.500	10/01/27	122,006
	35,000	5.625	08/26/28	31,150
	730,000	5.125	12/15/29	612,266

				2,521,585

Hand/Machine Tools(a)(b) – 0.0%
IMA Industria Macchine Automatiche SpA
EUR	360,000	3.750	01/15/28	360,628

Healthcare Providers & Services(b) – 1.4%
Air Methods Corp.(a)
	$245,000	8.000	05/15/25	3,018
Akumin, Inc.(a)
	2,836,000	7.000	11/01/25	2,439,300
Avantor Funding, Inc.(a)
EUR	504,000	2.625	11/01/25	530,575
	195,000	3.875	07/15/28	199,051
CAB SELAS(a)
	835,000	3.375	02/01/28	782,959
Catalent Pharma Solutions, Inc.(a)
	$141,000	5.000	07/15/27	132,131
	125,000	3.125	02/15/29	104,375
Envision Healthcare Corp.(a)(e)
	835,000	8.750	10/15/26	26,136
Global Medical Response, Inc.(a)
	2,255,000	6.500	10/01/25	1,341,906
HCA, Inc.
	961,000	3.500	09/01/30	844,882
IQVIA, Inc.(a)
EUR	700,000	2.875	06/15/28	706,770
Legacy LifePoint Health LLC(a)
	$100,000	4.375	02/15/27	86,275

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
LifePoint Health, Inc.(a)
	$581,000	5.375%	01/15/29	$ 411,342
	800,000	9.875	08/15/30	800,000
Medline Borrower LP(a)
	1,061,000	3.875	04/01/29	929,701
Molina Healthcare, Inc.(a)
	893,000	4.375	06/15/28	818,676
Radiology Partners, Inc.(a)
	645,000	9.250	02/01/28	262,825
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	520,000	9.750	12/01/26	487,485
RP Escrow Issuer LLC(a)
	2,265,000	5.250	12/15/25	1,563,280
Team Health Holdings, Inc.(a)
	1,106,000	6.375	02/01/25	571,647
Tenet Healthcare Corp.
	1,207,000	6.125	10/01/28	1,150,102

				14,192,436

Home Builders(a)(b) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	350,000	6.625	01/15/28	336,812
	321,000	4.625	08/01/29	277,758

				614,570

Home Furnishings(a)(b) – 0.0%
International Design Group SpA
EUR	300,000	6.500	11/15/25	320,238

Household Products(a)(b) – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	$491,000	7.000	12/31/27	432,055

Insurance(b) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(a)
	500,000	7.000	11/15/25	483,495
	525,000	10.125	08/01/26	541,312
	401,000	4.250	02/15/29	345,221
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
	440,000	6.750	10/15/27	418,462
AssuredPartners, Inc.(a)
	1,875,000	7.000	08/15/25	1,853,719
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.(a)(c)
	1,391,875	7.625	10/15/25	1,316,950
Ryan Specialty LLC(a)
	500,000	4.375	02/01/30	443,300
Sagicor Financial Co. Ltd.
	235,000	5.300	05/13/28	220,900

				5,623,359

Internet(a)(b) – 0.4%
ANGI Group LLC
	679,000	3.875	08/15/28	570,964

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – (continued)
Arches Buyer, Inc.
	$200,000	4.250%		06/01/28	$ 174,036
Cablevision Lightpath LLC
	550,000	5.625		09/15/28	421,872
Engineering - Ingegneria Informatica - SpA
EUR	650,000	5.875		09/30/26	656,437
Gen Digital, Inc.
	$580,000	7.125		09/30/30	584,217
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
	746,000	5.250		12/01/27	716,205
	207,000	3.500		03/01/29	178,134
HSE Finance S.a.r.l
EUR	150,000	5.625		10/15/26	90,781
Netflix, Inc.
	323,000	3.625		06/15/30	341,533
United Group B.V.
	870,000	5.250		02/01/30	769,700

					4,503,879

Investment Companies – 0.4%
Blackstone Private Credit Fund(b)
	$1,000,000	2.625		12/15/26	857,800
Blue Owl Capital Corp.(b)
	962,000	3.400		07/15/26	867,551
Gaci First Investment Co.(b)
	479,000	5.125		02/14/53	429,155
Khazanah Capital Ltd.
	1,471,000	4.876		06/01/33	1,464,160
MDGH GMTN RSC Ltd.(b)
	556,000	5.500	(a)	04/28/33	584,262
	264,000	5.500		04/28/33	277,419

					4,480,347

Iron/Steel – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)
	3,085,000	8.750		07/15/26	3,010,282
CSN Resources SA(b)
	558,000	5.875		04/08/32	461,745
Mineral Resources Ltd.(a)(b)
	2,150,000	8.125		05/01/27	2,153,354
	387,000	8.000		11/01/27	388,169
	439,000	8.500		05/01/30	445,497
Tacora Resources, Inc.
	45,150	13.000		09/08/23	44,804
	615,000	8.250	(a)(b)	05/15/26	463,599

					6,967,450

Leisure Time(b) – 0.3%
Carnival Corp.(a)
	1,125,000	5.750		03/01/27	1,040,355
	1,079,000	9.875		08/01/27	1,125,882
Deuce Finco PLC
GBP	150,000	5.500		06/15/27	165,652
TUI Cruises GmbH(a)
EUR	450,000	6.500		05/15/26	465,381

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(b) – (continued)
Viking Cruises Ltd.
	$681,000	5.875	%(a)	09/15/27	$ 636,367
	149,000	9.125		07/15/31	152,931

					3,586,568

Lodging(a)(b) – 0.2%
Hilton Domestic Operating Co., Inc.
	1,020,000	3.750		05/01/29	909,524
	575,000	4.000		05/01/31	501,676
NH Hotel Group SA
EUR	500,000	4.000		07/02/26	531,372

					1,942,572

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	$645,000	4.125		06/30/28	590,975

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
	790,000	7.500		01/01/30	810,524
	1,048,000	9.500		01/01/31	1,130,268
Novafives SAS
EUR	300,000	5.000		06/15/25	312,252
OT Merger Corp.
	$614,000	7.875		10/15/29	398,910

					2,651,954

Media – 3.5%
Altice Financing SA(a)(b)
EUR	400,000	2.250		01/15/25	395,820
	$417,000	5.000		01/15/28	322,445
	2,700,000	5.750		08/15/29	2,020,491
Altice Finco SA(a)(b)
EUR	242,000	4.750		01/15/28	145,428
Audacy Capital Corp.(a)(b)
	$745,000	6.500		05/01/27	14,721
	925,000	6.750		03/31/29	18,260
Beasley Mezzanine Holdings LLC(a)(b)
	1,610,000	8.625		02/01/26	1,052,988
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	555,000	5.375		06/01/29	507,742
	1,400,000	6.375		09/01/29	1,338,596
	1,855,000	4.500		08/15/30	1,569,256
	650,000	4.250		02/01/31	533,624
	1,000,000	7.375		03/01/31	992,750
CSC Holdings LLC(a)(b)
	847,000	5.500		04/15/27	725,871
	445,000	7.500		04/01/28	275,548
	330,000	6.500		02/01/29	280,342
	1,056,000	5.750		01/15/30	547,367
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(e)
	2,069,000	5.375		08/15/26	64,284
	1,274,000	6.625		08/15/27	36,971
DISH DBS Corp.
	180,000	5.875		11/15/24	164,250
	1,408,000	7.750		07/01/26	910,751

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp. – (continued)
	$1,850,000	5.250	%(a)(b)	12/01/26	$ 1,516,704
	908,000	5.750	(a)(b)	12/01/28	700,576
	768,000	5.125		06/01/29	387,180
DISH Network Corp.(a)(b)
	417,000	11.750		11/15/27	419,748
Gray Escrow II, Inc.(a)(b)
	665,000	5.375		11/15/31	459,249
Gray Television, Inc.(a)(b)
	1,908,000	7.000		05/15/27	1,650,935
LCPR Senior Secured Financing DAC(a)(b)
	1,474,000	6.750		10/15/27	1,384,278
Liberty Interactive LLC(b)
	3,632,858	4.000		11/15/29	854,630
	341,038	3.750		02/15/30	75,028
McGraw-Hill Education, Inc.(a)(b)
	600,000	5.750		08/01/28	526,806
Nexstar Media, Inc.(a)(b)
	583,000	5.625		07/15/27	548,906
	545,000	4.750		11/01/28	480,608
Paramount Global(b)(d) (5 year CMT + 3.999%)
	1,347,000	6.375		03/30/62	1,110,857
Radiate Holdco LLC/Radiate Finance, Inc.(a)(b)
	1,550,000	4.500		09/15/26	1,259,142
Scripps Escrow II, Inc.(a)(b)
	898,000	3.875		01/15/29	746,346
Sinclair Television Group, Inc.(a)(b)
	805,000	5.500		03/01/30	423,076
	1,117,000	4.125		12/01/30	726,698
Sirius XM Radio, Inc.(a)(b)
	692,000	5.000		08/01/27	642,937
	60,000	5.500		07/01/29	54,865
	460,000	3.875		09/01/31	360,129
Spanish Broadcasting System, Inc.(a)(b)
	1,225,000	9.750		03/01/26	847,871
Summer BidCo B.V.(a)(b)(c)
EUR	816,675	9.000		11/15/25	822,625
TEGNA, Inc.(b)
	$1,392,000	4.625		03/15/28	1,253,301
	721,000	5.000		09/15/29	642,433
Tele Columbus AG(a)(b)
EUR	200,000	3.875		05/02/25	135,469
Telenet Finance Luxembourg Notes S.a.r.l.(a)(b)
	$2,000,000	5.500		03/01/28	1,839,980
Univision Communications, Inc.(a)(b)
	777,000	6.625		06/01/27	755,873
	450,000	7.375		06/30/30	438,201
Urban One, Inc.(a)(b)
	1,215,000	7.375		02/01/28	1,074,753
Virgin Media Secured Finance PLC(a)(b)
GBP	470,000	5.000		04/15/27	551,983
VTR Comunicaciones SpA(a)(b)
	$75,000	4.375		04/15/29	43,313
VTR Finance NV(a)(b)
	1,145,000	6.375		07/15/28	483,762

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
VZ Secured Financing B.V.(a)(b)
$1,005,000	5.000%	01/15/32	$ 816,794

			35,952,561

Mining(b) – 0.6%
Arsenal AIC Parent LLC
403,000	8.000	10/01/30	411,060
Compass Minerals International, Inc.
350,000	6.750	12/01/27	342,160
First Quantum Minerals Ltd.(a)
346,000	7.500	04/01/25	344,246
700,000	6.875	03/01/26	685,510
200,000	6.875	10/15/27	195,625
124,000	8.625	06/01/31	126,945
FMG Resources August 2006 Pty. Ltd.(a)
521,000	5.875	04/15/30	499,821
Freeport-McMoRan, Inc.
320,000	4.625	08/01/30	301,453
420,000	5.400	11/14/34	407,769
Mountain Province Diamonds, Inc.(a)(h)
2,958,000	9.000	12/15/25	2,884,050
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(e)
1,260,000	7.125	11/01/22	13

			6,198,652

Miscellaneous Manufacturing(a)(b) – 0.1%
LSB Industries, Inc.
530,000	6.250	10/15/28	487,208

Office & Business Equipment(a)(b) – 0.1%
Pitney Bowes, Inc.
420,000	6.875	03/15/27	319,494
455,000	7.250	03/15/29	310,842

			630,336

Oil Field Services – 3.5%
Antero Resources Corp.(a)(b)
182,000	7.625	02/01/29	186,421
873,000	5.375	03/01/30	813,584
Apache Corp.(b)
820,000	5.100	09/01/40	696,205
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
604,000	6.250	04/01/28	573,474
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
230,000	7.000	11/01/26	225,011
Baytex Energy Corp.(a)(b)
735,000	8.500	04/30/30	744,996
Callon Petroleum Co.(a)(b)
125,000	8.000	08/01/28	126,998
390,000	7.500	06/15/30	378,518
Chesapeake Energy Corp.(g)(i)
195,000	0.000	10/01/24	3,900
935,000	0.000	10/01/26	16,363
Citgo Holding, Inc.(a)(b)
905,000	9.250	08/01/24	904,502

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
CITGO Petroleum Corp.(a)(b)
	$1,171,000	7.000%		06/15/25	$ 1,156,971
	174,000	6.375		06/15/26	169,876
Civitas Resources, Inc.(a)(b)
	623,000	8.375		07/01/28	640,899
	623,000	8.750		07/01/31	644,780
Earthstone Energy Holdings LLC(a)(b)
	1,148,000	8.000		04/15/27	1,141,376
	439,000	9.875		07/15/31	453,979
Ecopetrol SA(b)
	427,000	8.625		01/19/29	439,063
	844,000	8.875		01/13/33	862,251
Energian Israel Finance Ltd.(a)(b)
	850,000	8.500		09/30/33	852,975
Guara Norte S.a.r.l.(a)
	627,825	5.198		06/15/34	559,156
KazMunayGas National Co. JSC(b)
	462,000	3.500		04/14/33	364,587
Kosmos Energy Ltd.(b)
	461,000	7.125		04/04/26	429,823
	742,000	7.750	(a)	05/01/27	677,290
Matador Resources Co.(a)(b)
	618,000	6.875		04/15/28	615,139
Moss Creek Resources Holdings, Inc.(a)(b)
	1,001,000	7.500		01/15/26	935,625
Noble Finance II LLC(a)(b)
	485,000	8.000		04/15/30	499,565
Northern Oil & Gas, Inc.(a)(b)
	345,000	8.125		03/01/28	344,344
NuVista Energy Ltd.(a)(b)
CAD	775,000	7.875		07/23/26	598,007
Permian Resources Operating LLC(a)(b)
	$359,000	7.750		02/15/26	363,046
	693,000	5.875		07/01/29	660,879
Petrobras Global Finance B.V.(b)
	650,000	6.500		07/03/33	637,812
Petroleos de Venezuela SA(e)
	700,000	6.000		11/15/26	24,500
Petroleos del Peru SA
	1,492,000	5.625		06/19/47	985,914
Petroleos Mexicanos
	1,031,000	6.700	(b)	02/16/32	793,767
	4,039,000	10.000	(b)	02/07/33	3,737,085
	2,299,000	6.750		09/21/47	1,473,659
Petronas Capital Ltd.(b)
	1,400,000	3.500		04/21/30	1,287,720
	694,000	2.480		01/28/32	578,498
Qatar Energy(b)
	2,353,000	2.250		07/12/31	1,958,096
Rockcliff Energy II LLC(a)(b)
	967,000	5.500		10/15/29	888,518
Strathcona Resources Ltd.(a)(b)
	2,365,000	6.875		08/01/26	2,078,669
Transocean Titan Financing Ltd.(a)(b)
	370,000	8.375		02/01/28	383,664

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean, Inc.(a)(b)
	$583,000	7.250%	11/01/25	$ 574,960
	982,000	11.500	01/30/27	1,030,344
	290,000	8.000	02/01/27	279,699
	947,000	8.750	02/15/30	982,882
Wintershall Dea Finance 2 BV Series NC8(b)(d) (-1X 5 year EUR Swap + 3.319%)
EUR	1,200,000	3.000	07/20/28	1,054,465

				35,829,855

Packaging(b) – 0.6%
ARD Finance SA(a)(c)
	271,000	5.000	06/30/27	232,412
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	400,000	2.000	09/01/28	368,649
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	$610,000	5.250	04/30/25	598,977
	362,000	5.250	08/15/27	312,193
	130,000	5.250	08/15/27	111,492
Ball Corp.
	1,000,000	2.875	08/15/30	825,060
Canpack SA / Canpack US LLC(a)
EUR	307,000	2.375	11/01/27	288,494
Fiber Bidco Spa(a)
	266,000	11.000	10/25/27	315,329
Guala Closures SpA(a)
	725,000	3.250	06/15/28	692,099
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)
	$1,138,000	6.000	09/15/28	1,009,156
Kleopatra Finco S.a.r.l.(a)
EUR	250,000	4.250	03/01/26	232,412
Kleopatra Holdings 2 SCA(a)
	156,000	6.500	09/01/26	111,234
OI European Group BV
	450,000	2.875	02/15/25	483,044
Owens-Brockway Glass Container, Inc.(a)
	$556,000	6.625	05/13/27	553,921
Trident TPI Holdings, Inc.(a)
	535,000	12.750	12/31/28	567,550

				6,702,022

Pharmaceuticals – 0.6%
Almirall SA(a)(b)
EUR	554,000	2.125	09/30/26	566,881
Bausch Health Cos., Inc.(a)(b)
	$230,000	4.875	06/01/28	139,548
	965,000	5.250	01/30/30	433,478
Cheplapharm Arzneimittel GmbH(a)(b)
EUR	200,000	4.375	01/15/28	203,682
	$1,341,000	5.500	01/15/28	1,221,088
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(b)(e)
	1,183,000	9.500	07/31/27	63,669
	946,000	6.000	06/30/28	52,910

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Grifols SA(a)(b)
EUR	700,000	2.250%		11/15/27	$ 698,681
	$359,000	4.750		10/15/28	316,164
Lannett Co., Inc.(g)(h)
2,355,000		0.000		04/15/26	—
Nidda BondCo GmbH(a)(b)
EUR	450,000	5.000		09/30/25	490,129
Nidda Healthcare Holding GmbH(a)(b)
	300,000	7.500		08/21/26	329,916
Option Care Health, Inc.(a)(b)
	$566,000	4.375		10/31/29	503,938
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)(b)
	435,000	5.125		04/30/31	368,662
Par Pharmaceutical, Inc.(a)(b)(e)
	344,000	7.500		04/01/27	254,880
Teva Pharmaceutical Finance Netherlands II BV(b)
EUR	340,000	7.375		09/15/29	381,322
	400,000	4.375		05/09/30	376,689

					6,401,637

Pipelines – 1.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
	$989,000	7.625		12/15/25	996,042
Cheniere Energy Partners LP(b)
	321,000	4.500		10/01/29	298,459
EIG Pearl Holdings S.a.r.l(a)
	360,000	3.545		08/31/36	303,574
EnLink Midstream LLC(b)
	1,097,000	5.375		06/01/29	1,042,731
EQM Midstream Partners LP(a)(b)
	305,000	7.500		06/01/27	309,734
	802,000	7.500		06/01/30	826,830
Galaxy Pipeline Assets Bidco Ltd.
	818,793	2.160		03/31/34	695,950
	2,049,777	2.940		09/30/40	1,649,332
Genesis Energy LP/Genesis Energy Finance Corp.(b)
	825,000	7.750		02/01/28	799,252
Global Partners LP/GLP Finance Corp.(b)
	992,000	7.000		08/01/27	971,009
Howard Midstream Energy Partners LLC(a)(b)
	385,000	6.750		01/15/27	372,665
ITT Holdings LLC(a)(b)
	2,478,000	6.500		08/01/29	2,134,103
KazTransGas JSC
	390,000	4.375		09/26/27	363,285
New Fortress Energy, Inc.(a)(b)
	993,000	6.500		09/30/26	911,147
NGL Energy Partners LP/NGL Energy Finance Corp.(b)
	851,000	6.125		03/01/25	833,461
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(b)
	701,000	5.750		04/15/25	636,992
	210,000	9.000	(a)(j)	10/15/26	206,722
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	800,000	6.000		03/01/27	760,704
	1,512,000	6.000		12/31/30	1,346,602

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Venture Global Calcasieu Pass LLC(a)(b)
	$590,000	4.125%		08/15/31	$ 500,568
Venture Global LNG, Inc.(a)(b)
	609,000	8.125		06/01/28	619,121
	610,000	8.375		06/01/31	619,107
Western Midstream Operating LP(b)
	1,369,000	5.250		02/01/50	1,163,362

					18,360,752

Real Estate(b) – 0.3%
Country Garden Holdings Co. Ltd.
	700,000	5.125		01/14/27	108,682
	700,000	5.625		01/14/30	106,764
Heimstaden Bostad Treasury BV
EUR	994,000	1.625		10/13/31	689,939
Samhallsbyggnadsbolaget i Norden AB
	450,000	1.750		01/14/25	380,541
	500,000	1.125		09/04/26	369,685
WeWork Cos LLC
	$1,335,000	11.000		08/15/27	538,685
	1,064,106	15.000		08/15/27	856,648

					3,050,944

Real Estate Investment Trust – 1.0%
Brandywine Operating Partnership LP(b)
	767,000	7.550		03/15/28	705,847
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(a)(b)
	966,000	4.500		04/01/27	834,991
Diversified Healthcare Trust(b)
	725,000	4.750		05/01/24	695,253
	200,000	9.750		06/15/25	197,904
	300,000	4.750		02/15/28	219,813
	1,020,000	4.375		03/01/31	743,774
HAT Holdings I LLC/HAT Holdings II LLC(a)
	251,000	6.000	(b)	04/15/25	247,205
	251,000	3.375	(b)	06/15/26	226,553
	275,000	3.750		09/15/30	219,940
Iron Mountain U.K. PLC(a)(b)
GBP	400,000	3.875		11/15/25	480,419
Iron Mountain, Inc.(a)(b)
	$605,000	5.250		03/15/28	568,156
	550,000	7.000		02/15/29	552,167
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b)
	287,000	5.250		10/01/25	274,848
	717,000	4.250		02/01/27	645,415
Piedmont Operating Partnership LP(b)
	488,000	9.250		07/20/28	500,698
Service Properties Trust(b)
	490,000	4.950		02/15/27	420,033
	445,000	5.500		12/15/27	390,594
	125,000	4.950		10/01/29	96,359
	770,000	4.375		02/15/30	574,073

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)(b)
	$447,000	10.500%		02/15/28	$ 444,300
VICI Properties LP/VICI Note Co., Inc.(a)(b)
	898,000	3.750		02/15/27	830,614

					9,868,956

Retailing – 1.5%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	250,000	3.875		01/15/28	228,800
	460,000	4.375		01/15/28	424,782
Asbury Automotive Group, Inc.(b)
	782,000	4.500		03/01/28	716,554
	833,000	4.625	(a)	11/15/29	738,646
Bath & Body Works, Inc.
	256,000	9.375	(a)	07/01/25	270,126
	145,000	5.250		02/01/28	138,282
	395,000	6.875		11/01/35	366,406
	590,000	6.750		07/01/36	536,570
BCPE Ulysses Intermediate, Inc.(a)(b)(c)
	632,667	7.750		04/01/27	572,500
Carvana Co.(a)(b)
	90,000	5.625		10/01/25	80,662
Constellation Automotive Financing PLC(a)(b)
GBP	525,000	4.875		07/15/27	539,067
Doman Building Materials Group Ltd.(a)(b)
CAD	1,590,000	5.250		05/15/26	1,092,737
eG Global Finance PLC(a)(b)
	$257,000	6.750		02/07/25	253,150
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
	1,320,000	5.375		04/01/26	1,243,348
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
	521,000	6.750		01/15/30	447,357
LBM Acquisition LLC(a)(b)
	1,704,000	6.250		01/15/29	1,468,149
LCM Investments Holdings II LLC(a)(b)
	1,048,000	4.875		05/01/29	914,590
Macy’s Retail Holdings LLC(a)(b)
	600,000	6.125		03/15/32	537,696
Neiman Marcus Group Ltd. LLC(h)(i)
	605,000	8.000		10/15/21	81,023
QVC, Inc.(b)
	960,000	4.750		02/15/27	620,755
Rite Aid Corp.(a)(b)
	445,000	7.500		07/01/25	262,292
Shiba Bidco SpA(a)(b)
EUR	343,000	4.500		10/31/28	337,734
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	$1,709,000	6.375		09/30/26	1,632,078
SRS Distribution, Inc.(a)(b)
	542,000	6.125		07/01/29	477,134
	544,000	6.000		12/01/29	471,594
Stonegate Pub Co. Financing 2019 PLC(b)
GBP	436,000	8.250		07/31/25	523,433

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
White Cap Parent LLC(a)(b)(c)
	$574,000	8.250%	03/15/26	$ 555,374
Yum! Brands, Inc.
	465,000	6.875	11/15/37	501,865

				16,032,704

Semiconductors(a)(b) – 0.1%
Entegris Escrow Corp.
	435,000	4.750	04/15/29	406,051
Entegris, Inc.
	145,000	3.625	05/01/29	126,450
Synaptics, Inc.
	972,000	4.000	06/15/29	838,622

				1,371,123

Software(a)(b) – 0.2%
Central Parent, Inc./CDK Global, Inc.
	1,250,000	7.250	06/15/29	1,235,963
Elastic NV
	546,000	4.125	07/15/29	473,043
Open Text Holdings, Inc.
	567,000	4.125	02/15/30	486,911

				2,195,917

Telecommunication Services – 1.7%
Altice France Holding SA(a)(b)
EUR	365,000	8.000	05/15/27	155,214
	$1,231,000	10.500	05/15/27	520,959
Altice France SA(a)(b)
EUR	100,000	2.500	01/15/25	97,505
	500,000	2.125	02/15/25	482,961
	$2,805,000	5.500	10/15/29	1,991,017
Ciena Corp.(a)(b)
	500,000	4.000	01/31/30	439,440
CommScope, Inc.(a)(b)
	2,329,000	8.250	03/01/27	1,765,661
	395,000	7.125	07/01/28	262,896
Iliad Holding SASU(a)(b)
	555,000	6.500	10/15/26	531,246
	2,810,000	7.000	10/15/28	2,638,084
Kenbourne Invest SA(a)(b)
	85,000	6.875	11/26/24	73,807
Level 3 Financing, Inc.(a)(b)
	392,000	4.625	09/15/27	297,779
	270,000	4.250	07/01/28	191,074
	626,000	3.625	01/15/29	413,348
	300,000	3.875	11/15/29	255,777
	747,000	10.500	05/15/30	773,847
Lorca Telecom Bondco SA(a)(b)
EUR	400,000	4.000	09/18/27	412,414
Lumen Technologies, Inc.(a)(b)
	$350,000	4.000	02/15/27	229,929
SoftBank Group Corp.(b)
EUR	894,000	3.375	07/06/29	849,773

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
TDC Net A/S(b)
EUR	584,000	5.056%		05/31/28	$ 629,497
Telecom Italia Capital SA
	$326,000	6.000		09/30/34	263,414
Telecom Italia SpA
	230,000	5.303	(a)	05/30/24	225,147
EUR	991,000	2.375	(b)	10/12/27	920,716
Telesat Canada/Telesat LLC(a)(b)
	$470,000	5.625		12/06/26	283,885
	290,000	6.500		10/15/27	115,690
Vmed O2 U.K. Financing I PLC(a)(b)
	1,295,000	4.250		01/31/31	1,074,928
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(b)
	1,850,000	7.750		08/15/28	1,554,869
Zayo Group Holdings, Inc.(a)(b)
	370,000	4.000		03/01/27	264,587

					17,715,464

Transportation(a) – 0.1%
Rand Parent LLC(b)
	744,000	8.500		02/15/30	699,174
Transnet SOC Ltd.
	727,000	8.250		02/06/28	722,696

					1,421,870

Water Utilities(a)(b) – 0.1%
Aegea Finance S.a.r.l.
	906,000	6.750		05/20/29	851,966

TOTAL CORPORATE OBLIGATIONS (Cost $377,150,852)					$ 347,475,267

Sovereign Debt Obligations – 33.4%
Brazil Real – 2.5%
Brazil Notas do Tesouro Nacional
BRL	72,945,000	10.000%		01/01/25	$ 15,283,668
	49,981,000	10.000		01/01/29	10,333,787
	4,009,000	10.000		01/01/31	818,753

					26,436,208

Chilean Peso – 0.6%
Bonos de la Tesoreria de la Republica en pesos
CLP	560,000,000	5.000	(a)	10/01/28	658,881
	1,860,000,000	4.700	(a)	09/01/30	2,138,353
	895,000,000	6.000		04/01/33	1,123,863
	72,098,100	2.000		03/01/35	84,364
	550,000,000	5.000		03/01/35	642,780
	1,205,000,000	4.500		03/01/26	1,409,668

					6,057,909

Chinese Yuan Renminbi – 1.0%
Agricultural Development Bank of China
CNY	7,400,000	2.250		04/22/25	1,033,060

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Chinese Yuan Renminbi – (continued)
China Government Bonds
CNY	18,330,000	2.750%	06/15/29	$ 2,586,935
	46,300,000	3.270	11/19/30	6,794,435

				10,414,430

Colombia Peso – 1.2%
Colombian TES
COP	3,849,900,000	6.250	07/09/36	701,421
Republic of Colombia
	16,835,400,000	7.000	06/30/32	3,516,767
	7,493,800,000	7.500	08/26/26	1,790,552
	7,786,100,000	6.000	04/28/28	1,694,708
	10,905,700,000	7.750	09/18/30	2,461,501
	9,096,100,000	5.750	11/03/27	1,989,264

				12,154,213

Czech Republic Koruna – 1.4%
Czech Republic Government Bonds
CZK	76,640,000	5.500	12/12/28	3,747,316
	47,530,000	1.000	06/26/26	1,967,274
	34,680,000	0.950	05/15/30	1,297,183
	78,680,000	2.000	10/13/33	2,996,461
	17,320,000	3.500	05/30/35	750,565
	88,820,000	1.750	06/23/32	3,395,389

				14,154,188

Hungarian Forint – 0.9%
Hungary Government Bonds
HUF	275,190,000	3.250	10/22/31	598,058
	2,511,100,000	2.500	10/24/24	6,512,870
	263,510,000	3.000	10/27/27	621,842
	188,730,000	1.000	11/26/25	448,890
	310,030,000	2.750	12/22/26	731,806

				8,913,466

Indonesia Rupiah – 2.4%
Indonesia Treasury Bonds
IDR	40,311,000,000	8.375	09/15/26	2,850,907
	54,932,000,000	7.000	09/15/30	3,773,843
	52,204,000,000	7.500	08/15/32	3,721,439
	6,343,000,000	7.000	02/15/33	442,916
	3,650,000,000	7.125	06/15/38	257,775
	97,085,000,000	6.125	05/15/28	6,454,092
	47,058,000,000	9.000	03/15/29	3,538,712
	18,457,000,000	8.375	03/15/34	1,406,306
	36,605,000,000	6.375	04/15/32	2,429,815
	6,810,000,000	7.500	06/15/35	489,977

				25,365,782

Malaysia Ringgit – 2.6%
Malaysia Government Bonds
MYR	15,830,000	3.885	08/15/29	3,537,192
	2,403,000	2.632	04/15/31	489,409
	27,336,000	3.582	07/15/32	5,927,892
	28,381,000	4.762	04/07/37	6,768,576

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Malaysia Ringgit – (continued)
Malaysia Government Bonds – (continued)
MYR	17,638,000	4.893%		06/08/38	$ 4,288,980
	5,250,000	3.757		05/22/40	1,118,056
	5,165,000	4.065		06/15/50	1,110,080
	12,788,000	3.733		06/15/28	2,843,678
Malaysia Government Investment Issue
	6,994,000	3.465		10/15/30	1,512,730

					27,596,593

Mexican Peso – 2.9%
Mexican Bonos
MXN	28,627,100	5.000		03/06/25	1,581,303
	81,690,000	7.500		05/26/33	4,451,751
United Mexican States
	51,280,700	10.000		12/05/24	3,043,339
	60,711,000	5.750		03/05/26	3,304,788
	102,542,300	8.500		05/31/29	6,025,531
	95,649,900	7.750		05/29/31	5,360,907
	31,218,500	10.000		11/20/36	2,037,583
	74,466,700	8.500		11/18/38	4,307,640

					30,112,842

Peru Nuevo Sol – 0.7%
Republic of Peru
	$286,000	3.300	(b)	03/11/41	216,585
PEN	6,916,000	6.950		08/12/31	1,965,650
	3,983,000	6.150		08/12/32	1,067,232
	2,422,000	7.300		08/12/33	698,647
	8,912,000	5.400		08/12/34	2,216,197
	2,833,000	6.900		08/12/37	789,706

					6,954,017

Polish Zloty – 2.0%
Republic of Poland
PLN	17,775,000	2.500		07/25/26	4,103,162
	7,081,000	2.500		07/25/27	1,596,069
	29,851,000	1.250		10/25/30	5,695,139
	7,866,000	2.750		10/25/29	1,709,443
	$842,000	4.875	(b)	10/04/33	830,633
	700,000	5.500	(b)	04/04/53	708,811
PLN	30,988,000	1.750		04/25/32	5,809,791
	3,420,000	0.750		04/25/25	789,742

					21,242,790

Romania New Leu – 0.9%
Republic of Romania
RON	6,405,000	3.250		06/24/26	1,312,287
	12,865,000	4.150		01/26/28	2,618,641
	4,460,000	4.750		02/24/25	971,601
	21,810,000	6.700		02/25/32	4,915,391

					9,817,920

South African Rand – 2.2%
Republic of South Africa
ZAR	26,000,000	10.500		12/21/26	1,519,138
	13,322,429	8.000		01/31/30	667,707

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South African Rand – (continued)
Republic of South Africa – (continued)
ZAR	92,394,578	7.000%		02/28/31	$ 4,202,010
	84,350,231	8.250		03/31/32	4,029,619
	133,393,019	8.875		02/28/35	6,207,427
	72,861,332	6.250		03/31/36	2,648,132
	77,887,587	8.500		01/31/37	3,379,796

					22,653,829

Thailand Baht – 1.9%
Thailand Government Bonds
THB	87,913,000	1.600		12/17/29	2,424,361
	206,722,000	2.000		12/17/31	5,768,799
	39,497,000	3.350		06/17/33	1,222,467
	8,577,000	3.390		06/17/37	265,355
	16,409,000	3.775		06/25/32	523,132
	152,842,000	2.875		12/17/28	4,547,428
	132,209,000	1.585		12/17/35	3,391,905
	45,283,000	3.300		06/17/38	1,386,904

					19,530,351

United States Dollar – 10.2%
Abu Dhabi Government International Bonds
	$400,000	1.700		03/02/31	331,452
	980,000	1.625		06/02/28	857,549
	730,000	3.125		09/30/49	530,630
	454,000	3.000	(a)	09/15/51	320,288
Bahrain Government International Bond
	1,046,000	4.250		01/25/28	969,579
Brazil Notas do Tesouro Nacional
BRL	39,364,000	10.000		01/01/27	8,266,059
CBB International Sukuk Programme Co. WLL
	$348,000	3.875		05/18/29	313,670
China Government Bonds
	987,000	3.250		10/19/23	983,101
	1,227,000	0.400		10/21/23	1,213,159
	688,000	0.550		10/21/25	622,716
Dominican Republic International Bonds(b)
	1,253,000	7.050		02/03/31	1,265,267
	1,392,000	7.050	(a)	02/03/31	1,405,628
	875,000	6.000		02/22/33	821,450
Ethiopia International Bond
	200,000	6.625		12/11/24	136,634
Export-Import Bank of India
	832,000	2.250		01/13/31	669,103
Honduras Government International Bond(b)
	259,000	5.625		06/24/30	211,712
Hungary Government Bonds
	1,650,000	3.125		09/21/51	1,054,795
Hungary Government International Bonds
	200,000	6.125	(a)	05/22/28	203,542
	1,708,000	6.125		05/22/28	1,738,249
Ivory Coast Government International Bond
	400,000	6.125		06/15/33	358,200
Jordan Government International Bonds
	811,000	7.500	(a)	01/13/29	816,661
	591,000	7.375		10/10/47	523,520

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Kingdom of Bahrain
$566,000	7.750	%(a)	04/18/35	$ 585,538
1,542,000	5.450		09/16/32	1,411,192
KSA Sukuk Ltd.
3,554,000	4.274		05/22/29	3,460,707
Mongolia Government International Bond
543,000	3.500		07/07/27	465,536
Morocco Government International Bond
238,000	4.000		12/15/50	162,544
Nigeria Government International Bond
1,182,000	8.375		03/24/29	1,107,900
Oman Government International Bond
401,000	7.000		01/25/51	408,511
Republic of Angola(a)
349,000	8.750		04/14/32	305,563
Republic of Angolan
1,359,000	8.750		04/14/32	1,189,859
Republic of Argentina(b)(j)
4,962,131	3.500		07/09/41	1,602,520
Republic of Armenia International Bond
431,000	3.600		02/02/31	341,576
Republic of Azerbaijan
202,000	5.125		09/01/29	192,756
835,000	5.125		09/01/29	796,790
Republic of Bolivian
409,000	4.500		03/20/28	279,359
Republic of Brazil
786,000	2.875		06/06/25	747,455
1,568,000	4.750	(b)	01/14/50	1,199,692
Republic of Chile(b)
2,354,000	2.550		07/27/33	1,909,894
Republic Of Chile(b)
2,405,000	4.950		01/05/36	2,369,262
Republic of Colombia(b)
2,760,000	8.000		04/20/33	2,897,227
803,000	7.500		02/02/34	810,492
Republic of Costa Rica(b)
1,271,000	6.550		04/03/34	1,285,858
Republic of Ecuador(j)
2,926,178	3.500		07/31/35	1,002,538
863,159	6.000		07/31/30	409,431
Republic of Egypt
710,000	7.300		09/30/33	437,619
3,095,000	7.625		05/29/32	1,994,387
Republic of El Salvador(b)
991,000	9.500		07/15/52	692,313
Republic of Gabon(a)(b)
435,000	7.000		11/24/31	367,392
Republic of Ghana
1,351,000	8.625		04/07/34	611,719
995,000	7.875		02/11/35	453,422
223,000	10.750		10/14/30	157,565
Republic of Guatemala(b)
2,319,000	6.600		06/13/36	2,373,496

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Indonesia
$299,000	4.150	%(b)	09/20/27	$ 289,474
554,000	3.500		01/11/28	521,685
1,474,000	4.550	(b)	01/11/28	1,453,290
1,046,000	2.850		02/14/30	932,268
813,000	4.850	(b)	01/11/33	810,195
1,765,000	5.650	(b)	01/11/53	1,862,587
Republic of Kazakhstan
799,000	4.875		10/14/44	726,219
Republic of Kenya
1,290,000	7.000		05/22/27	1,162,032
Republic of Lebanon(e)
464,000	7.000		03/20/28	32,452
1,259,000	6.650		11/03/28	89,578
3,668,000	6.100		10/04/22	265,930
Republic of Morocco(a)
808,000	5.950		03/08/28	812,662
Republic of Mozambique(j)
269,000	5.000		09/15/31	211,361
Republic of Nigeria
1,787,000	7.375		09/28/33	1,475,597
Republic of Oman
2,598,000	6.750		10/28/27	2,694,750
307,000	6.250		01/25/31	314,773
Republic of Pakistan
400,000	8.250		09/30/25	241,968
429,000	6.875		12/05/27	227,958
400,000	6.000		04/08/26	213,752
388,000	7.375		04/08/31	188,603
Republic of Panama(b)
2,066,000	6.400		02/14/35	2,155,478
1,504,000	6.853		03/28/54	1,574,071
Republic of Paraguay(b)
346,000	2.739		01/29/33	277,087
291,000	3.849		06/28/33	253,091
1,146,000	5.850		08/21/33	1,148,865
Republic of Peru(b)
2,285,000	2.783		01/23/31	1,939,851
419,000	3.230	(k)	07/28/21	250,646
Republic of Philippines
724,000	1.648		06/10/31	577,318
2,843,000	1.950		01/06/32	2,286,397
951,000	5.000		07/17/33	966,045
Republic of Poland(b)
685,000	5.500		11/16/27	697,577
Republic of Qatar
653,000	4.500		04/23/28	652,491
1,556,000	4.817		03/14/49	1,495,534
561,000	4.400		04/16/50	507,043
Republic of Senegal
437,000	6.750		03/13/48	326,146
Republic of Serbia
351,000	6.500	(a)	09/26/33	351,137
200,000	6.500		09/26/33	200,078

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of South Africa
$1,114,000	5.875%		04/20/32	$ 1,020,257
1,440,000	5.750		09/30/49	1,076,933
Republic of Sri Lanka
339,000	5.750		04/18/23	151,279
1,825,000	6.750		04/18/28	809,387
Republic of Turkey
2,181,000	9.125		07/13/30	2,265,172
1,731,000	5.950		01/15/31	1,524,942
Republic of Uruguay
1,931,531	5.750	(b)	10/28/34	2,080,800
962,561	4.975		04/20/55	937,862
Republic of Uzbekistan
420,000	3.900		10/19/31	344,589
Republic of Venezuela(e)
110,000	7.750		10/13/19	6,325
85,000	6.000		12/09/20	4,888
175,000	8.250		10/13/24	14,000
165,000	9.250		09/15/27	13,200
145,000	9.250		05/07/28	11,600
152,000	9.375		01/13/34	12,160
140,000	12.750		08/23/22	11,200
203,000	9.000		05/07/23	16,240
199,000	7.650		04/21/25	15,920
205,000	11.750		10/21/26	16,400
205,000	11.950		08/05/31	16,400
190,000	7.000		03/31/38	15,200
Republic of Zambia
684,000	5.375		09/20/22	360,721
Romanian Government International Bonds
490,000	5.250	(a)	11/25/27	478,632
124,000	5.250		11/25/27	121,123
918,000	7.125	(a)	01/17/33	984,804
186,000	7.625	(a)	01/17/53	209,163
794,000	7.625		01/17/53	892,877
Russian Federation Bond
1,800,000	4.375		03/21/29	801,000
Saudi Government International Bonds
364,000	5.000		01/18/53	334,804
1,282,000	5.000	(a)	01/18/53	1,179,171
State Agency of Roads of Ukraine(f)
901,000	6.250		06/24/30	238,477
State of Israel
388,000	4.500		01/17/33	376,077
493,000	4.500	(l)	04/03/20	388,420
Tunisian Republic
200,000	5.750		01/30/25	139,302
Turkiye Ihracat Kredi Bankasi AS(a)
357,000	9.375		01/31/26	361,909
Ukraine Government Bonds
494,000	9.750		11/01/30	155,610
245,000	7.375		09/25/34	72,275
390,000	7.750		09/01/24	131,235
1,715,000	6.876		05/21/31	505,925
250,000	7.253		03/15/35	74,808

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States(b)
$1,068,000	2.659%	05/24/31	$ 886,483
615,000	6.338	05/04/53	626,378
Uzbekneftegaz JSC(a)(b)
222,000	4.750	11/16/28	187,257

			105,700,271

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $339,415,262)			$ 347,104,809

Bank Loans(m) – 27.2%
Advertising(d) – 0.2%
Clear Channel Outdoor Holdings, Inc. (1M USD SOFR + 3.500%)
$1,880,425	9.032%	08/21/26	$ 1,818,427
Dotdash Meredith, Inc.(h) (1M USD SOFR + 4.000%)
64,183	9.418	12/01/28	60,493

			1,878,920

Aerospace & Defense(d) – 1.0%
Dynasty Acquisition Co., Inc.
(1M USD SOFR + 3.500%)
2,554,229	8.919	04/06/26	2,548,457
(1M USD SOFR + 3.500%)
1,372,793	8.919	04/06/26	1,369,690
TransDigm, Inc.
(3M USD SOFR + 3.250%)
4,532,362	8.492	02/22/27	4,537,801
(3M USD SOFR + 3.250%)
239,432	8.492	02/22/27	239,719
(3M USD SOFR + 3.250%)
1,496,250	8.492	08/24/28	1,496,714
(3M USD SOFR + 3.250%)
12,763	8.492	08/24/28	12,767

			10,205,148

Airlines(d) – 0.8%
Air Canada (3M USD LIBOR + 3.500%)
740,630	8.839	08/11/28	739,704
American Airlines, Inc. (3M USD SOFR + 4.750%)
1,912,350	10.338	04/20/28	1,978,479
Kestrel Bidco, Inc. (3M USD SOFR + 3.000%)
1,856,741	8.251	12/11/26	1,813,424
Mileage Plus Holdings LLC (3M USD LIBOR + 5.250%)
714,353	10.764	06/21/27	744,192
SkyMiles IP Ltd. (3M USD SOFR + 3.750%)
569,972	9.076	10/20/27	592,121
United Airlines, Inc.
(1M USD LIBOR + 3.750%)
1,280,539	8.770	04/21/28	1,280,833
(3M USD LIBOR + 3.750%)
963,537	9.292	04/21/28	963,758

			8,112,511

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Apparel(d) – 0.1%
Birkenstock GmbH & Co. KG (3M USD SOFR + 3.250%)
$912,286	8.877%	04/28/28	$ 910,689
Boardriders, Inc.(h) (3M USD LIBOR + 8.000%)
420,725	13.337	04/23/24	420,725

			1,331,414

Beverages(d) – 0.1%
City Brewing Company, LLC (3M USD SOFR + 3.500%)
237,189	9.070	04/05/28	151,604
Naked Juice LLC (3M USD SOFR + 3.250%)
622,173	8.248	01/24/29	585,832
Triton Water Holdings, Inc. (3M USD SOFR + 3.250%)
311,173	8.754	03/31/28	300,637

			1,038,073

Building Materials – 0.1%
Emrld Borrower LP(n)
250,000	0.000	05/31/30	249,970
Flynn Canada(d)(h) (1M USD SOFR + 4.500%)
217,250	9.563	07/31/28	202,043
Ingersoll-Rand Services Co.(d) (1M USD SOFR + 1.750%)
93,094	7.055	03/01/27	93,013
Solis IV B.V.(d) (3M USD SOFR + 3.500%)
392,065	8.373	02/26/29	371,971

			916,997

Chemicals(d) – 0.4%
Ascend Performance Materials Operations LLC (3M USD SOFR + 4.750%)
40,000	9.715	08/27/26	38,650
Avient Corp. (3M USD SOFR + 3.250%)
41,919	8.616	08/29/29	41,971
Axalta Coating Systems U.S. Holdings, Inc. (3M USD SOFR + 3.000%)
338,250	8.242	12/20/29	339,041
Discovery Purchaser Corp. (3M USD SOFR + 4.375%)
249,373	9.617	10/04/29	242,862
Lonza Group AG
(3M USD SOFR + 3.925%)
636,573	9.084	07/03/28	545,333
(3M USD SOFR + 3.925%)
429,800	9.267	07/03/28	368,197
Messer Industries GmbH (3M USD SOFR + 2.500%)
201,328	8.004	03/02/26	201,074
PQ Corp. (3M USD SOFR + 2.500%)
204,096	7.969	06/09/28	202,878
Starfruit Finco B.V. (3M USD SOFR + 4.000%)
1,500,000	8.990	04/03/28	1,485,000
Trinseo Materials Operating SCA (1M USD LIBOR + 2.000%)
498,645	7.538	09/06/24	486,349

			3,951,355

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Commercial Services(d) – 1.6%
Allied Universal Holdco LLC
(1M USD SOFR + 3.750%)
$2,104,261	9.169%	05/12/28	$ 2,024,994
(3M USD SOFR + 4.750%)
1,500,000	9.881	05/12/28	1,465,080
Avis Budget Car Rental, LLC
(1M USD SOFR + 1.750%)
499,623	7.183	08/06/27	496,890
(1M USD SOFR + 3.500%)
59,399	8.919	03/16/29	59,324
Belron Finance U.S. LLC (3M USD SOFR + 2.750%)
250,000	8.160	04/18/29	249,845
CHG Healthcare Services, Inc. (1M USD SOFR + 3.250%)
364,113	8.683	09/29/28	363,144
CoreLogic, Inc.
(1M USD SOFR + 6.500%)
875,000	11.933	06/04/29	714,219
(1M USD SOFR + 3.500%)
1,117,610	8.933	06/02/28	1,024,882
Fly Funding II S.a.r.l. (3M USD LIBOR + 1.750%)
713,852	7.090	08/11/25	675,661
Mavis Tire Express Services Corp. (1M USD SOFR + 4.000%)
1,728,583	9.433	05/04/28	1,723,552
PECF USS Intermediate Holding III Corp. (3M USD SOFR + 4.250%)
461,047	9.542	12/15/28	368,321
Prime Security Services Borrower, LLC (1M USD SOFR + 2.750%)
1,704,386	8.182	09/23/26	1,701,540
Sabert Corp. (1M USD SOFR + 4.500%)
159,626	9.933	12/10/26	159,227
Spin Holdco, Inc.
(3M USD LIBOR + 4.000%)
1,459,204	8.986	03/04/28	1,230,795
(3M USD LIBOR + 4.000%)
384,040	9.230	03/04/28	323,926
Syniverse Holdings, Inc. (3M USD SOFR + 7.000%)
595,500	12.242	05/13/27	544,138
Team Health Holdings, Inc.
(1M USD LIBOR + 2.750%)
926,899	8.183	02/06/24	812,835
(1M USD SOFR + 5.250%)
1,902,121	10.569	03/02/27	1,297,513
Wand NewCo 3, Inc. (1M USD SOFR + 2.750%)
1,872,739	8.169	02/05/26	1,869,106

			17,104,992

Computers(d) – 0.4%
Ahead DB Holdings, LLC (3M USD SOFR + 3.750%)
373,591	9.092	10/18/27	363,007
iQor US, Inc.
(1M USD SOFR + 7.600%)
59,373	12.919	11/19/24	58,581
(1M USD SOFR + 7.600%)
163,948	12.919	11/19/25	107,181

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Computers(d) – (continued)
Magenta Buyer LLC (3M USD SOFR + 5.000%)
$114,708	10.631%	07/27/28	$ 86,445
McAfee, LLC (1M USD SOFR + 3.750%)
268,478	9.168	03/01/29	259,272
NCR Corp. (1M USD SOFR + 2.500%)
486,489	7.933	08/28/26	484,786
Peraton Corp.
(1M USD SOFR + 3.750%)
605,860	8.832	02/01/28	600,184
(3M USD SOFR + 7.750%)
992,702	12.979	02/01/29	965,711
Perforce Software, Inc. (1M USD SOFR + 3.750%)
241,250	9.183	07/01/26	231,566
Tempo Acquisition LLC (1M USD SOFR + 3.000%)
1,246,835	8.319	08/31/28	1,248,107
Virtusa Corp. (3M USD LIBOR + 3.750%)
1,850	9.331	02/11/28	1,839
Vision Solutions, Inc. (3M USD SOFR + 4.000%)
249,956	9.863	04/24/28	238,663

			4,645,342

Consumer Cyclical Services(d) – 0.1%
The Hertz Corp.
(1M USD SOFR + 3.250%)
1,256,691	8.683	06/30/28	1,254,768
(1M USD SOFR + 3.250%)
241,571	8.683	06/30/28	241,202

			1,495,970

Distribution & Wholesale(d) – 0.2%
BCPE Empire Holdings, Inc. (1M USD SOFR + 4.750%)
1,882,562	10.069	12/11/28	1,886,873
Core & Main LP (1M USD SOFR + 2.500%)
362,242	7.803	07/27/28	360,659

			2,247,532

Diversified Financial Services – 0.7%
Apex Group Treasury LLC(d)
(3M USD SOFR + 5.000%)
870,937	10.308	07/27/28	867,670
(3M USD LIBOR + 3.750%)
1,606,470	9.074	07/27/28	1,586,389
Deerfield Dakota Holding, LLC(d)
(3M USD SOFR + 3.750%)
2,445,317	8.992	04/09/27	2,349,412
(3M USD LIBOR + 6.750%)
1,750,000	12.288	04/07/28	1,627,500
Delos Finance S.a.r.l.(d) (3M USD LIBOR + 1.750%)
130,000	7.288	10/06/23	129,884
Ditech Holding Corp.(e)(h)
188,851	0.000	06/30/24	18,885
Vida Capital, Inc.(d) (1M USD SOFR + 6.000%)
742,635	11.433	10/01/26	608,961

			7,188,701

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Electrical(d) – 0.3%
Pacific Gas & Electric Co.
(1M USD SOFR + 3.000%)
$248,078	8.063%		06/23/25	$ 247,218
(1M USD SOFR + 3.000%)
1,237,261	8.433		06/23/25	1,232,967
Talen Energy Supply, LLC
(3M USD SOFR + 4.500%)
895,238	9.590		05/17/30	892,382
(3M USD SOFR + 4.500%)
1,104,762	9.590		05/17/30	1,101,238

				3,473,805

Electronics(d) – 0.2%
Ingram Micro, Inc. (3M USD LIBOR + 3.500%)
260,869	9.038		06/30/28	259,825
Roper Industrial Products Investment Co. LLC (3M USD SOFR + 4.500%)
2,244,375	9.742		11/22/29	2,242,198

				2,502,023

Energy(d) – 0.0%
Oryx Midstream Services Permian Basin LLC (1M USD SOFR + 3.250%)
234,394	8.682		10/05/28	234,249

Engineering & Construction(d) – 0.5%
Brown Group Holding, LLC
(1M USD SOFR + 2.500%)
243,350	7.819		06/07/28	241,119
(3M USD SOFR + 3.750%)
1,241,872	9.067		07/02/29	1,240,059
KKR Apple Bidco, LLC
(1M USD SOFR + 2.750%)
246,250	8.183		09/23/28	244,184
(1M USD SOFR + 4.000%)
2,987,494	9.319		09/22/28	2,981,101
USIC Holdings, Inc. (1M USD SOFR + 6.500%)
353,984	11.933		05/14/29	325,665

				5,032,128

Entertainment – 0.6%
AMC Entertainment Holdings, Inc.(d) (1M USD LIBOR + 3.000%)
1,380,781	8.202		04/22/26	1,073,419
Caesars Entertainment Corp.(d) (1M USD SOFR + 3.250%)
399,000	8.669		02/06/30	398,729
Churchill Downs, Inc.(d) (1M USD SOFR + 2.000%)
33,656	7.419		03/17/28	33,551
Crown Finance US, Inc.
1,278,461	0.000	(e)	02/28/25	315,358
223,853	0.000	(e)	09/30/26	55,218
(3M USD SOFR + 10.000%)
929,451	15.286	(d)	09/07/23	936,654
East Valley Tourist Development Authority(d)(h) (3M USD LIBOR + 7.500%)
1,090,532	12.365		11/23/26	1,061,088

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Entertainment – (continued)
Everi Holdings, Inc.(d) (1M USD SOFR + 2.500%)
$606,900	7.933%	08/03/28	$ 605,802
GVC Holdings (Gibraltar) Ltd.(d) (6M USD SOFR + 3.500%)
149,250	8.437	10/31/29	148,958
Motion Finco S.a.r.l.(d)
(3M USD LIBOR + 3.250%)
220,052	8.788	11/12/26	218,998
(3M USD LIBOR + 3.250%)
31,353	8.788	11/12/26	31,202
NASCAR Holdings, LLC(d) (1M USD SOFR + 2.500%)
510,165	7.933	10/19/26	510,823
Scientific Games Holdings LP(d) (3M USD SOFR + 3.500%)
248,125	8.768	04/04/29	244,832
Scientific Games International, Inc.(d) (1M USD SOFR + 3.000%)
64,350	8.302	04/14/29	64,159
SeaWorld Parks & Entertainment, Inc.(d) (1M USD SOFR + 3.000%)
241,884	8.433	08/25/28	241,582
William Morris Endeavor Entertainment, LLC(d) (1M USD SOFR + 2.750%)
183,622	8.183	05/18/25	183,111

			6,123,484

Environmental(d) – 0.4%
Covanta Holding Corp.
(1M USD SOFR + 2.500%)
73,433	7.819	11/30/28	73,239
(1M USD SOFR + 2.500%)
6,009	7.819	11/30/28	5,993
Filtration Group Corp. (1M USD SOFR + 4.250%)
1,745,625	8.025	10/21/28	1,749,989
GFL Environmental Inc. (3M USD SOFR + 3.000%)
489,829	8.469	05/31/27	490,275
GFL Environmental, Inc. (1M USD SOFR + 3.000%)
1,277,927	8.145	05/31/27	1,279,089
Madison IAQ LLC (6M USD LIBOR + 3.250%)
147,368	8.302	06/21/28	144,393
WIN Waste Innovations Holdings, Inc. (1M USD SOFR + 2.750%)
154,898	8.183	03/24/28	136,670

			3,879,648

Food & Drug Retailing(d) – 0.1%
8th Avenue Food & Provisions, Inc.
(1M USD SOFR + 7.750%)
280,000	13.183	10/01/26	184,800
(1M USD SOFR + 3.750%)
792,886	9.183	10/01/25	732,428
US Foods, Inc. (1M USD SOFR + 2.000%)
110,643	7.433	09/13/26	110,611
UTZ Quality Foods, LLC (1M USD SOFR + 3.000%)
8,936	8.433	01/20/28	8,920

			1,036,759

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Forest Products & Paper(d) – 0.0%
Asplundh Tree Expert, LLC (1M USD SOFR + 1.750%)
$62,518	7.169%	09/07/27	$ 62,445

Gaming(d) – 0.4%
Fertitta Entertainment, LLC
(1M USD SOFR + 4.000%)
1,134,044	9.319	01/27/29	1,120,787
(1M USD SOFR + 4.000%)
1,564,095	9.319	01/27/29	1,545,811
Station Casinos LLC
(1M USD LIBOR + 2.250%)
220,000	7.669	02/08/27	219,047
(1M USD SOFR + 2.250%)
94,864	7.669	02/08/27	94,453
The Stars Group Holdings B.V.
(3M USD SOFR + 2.250%)
389,094	7.754	07/21/26	388,608
(3M USD SOFR + 3.250%)
867,814	8.754	07/22/28	867,493

			4,236,199

Hand/Machine Tools(d) – 0.0%
Alliance Laundry Systems LLC (1M USD SOFR + 3.500%)
222,627	8.849	10/08/27	222,126

Health Care Products(d) – 0.5%
Bausch & Lomb, Inc.
(3M USD SOFR + 3.250%)
1,612,168	8.457	05/10/27	1,573,282
(3M USD SOFR + 3.250%)
1,483,378	8.592	05/10/27	1,447,599
Carestream Dental Equipment, Inc. (3M USD LIBOR + 3.250%)
241,377	8.981	09/01/24	210,452
Carestream Health, Inc. (3M USD SOFR + 7.500%)
1,253,198	12.842	09/30/27	926,589
Viant Medical Holdings, Inc. (1M USD LIBOR + 3.750%)
624,366	9.183	07/02/25	608,239
Vyaire Medical, Inc. (3M USD LIBOR + 4.750%)
366,802	10.259	04/16/25	260,954

			5,027,115

Health Care Services(d) – 0.2%
Envision Healthcare Corp.
(3M USD SOFR + 4.250%)
2,300,294	9.492	03/31/27	542,731
(3M USD SOFR + 7.875%)
329,959	13.267	03/31/27	380,277
ICON Luxembourg S.a.r.l. (3M USD SOFR + 2.250%)
316,541	7.754	07/03/28	316,649
Verscend Holding Corp.
(1M USD SOFR + 4.000%)
746,193	9.025	08/27/25	744,947
(1M USD SOFR + 4.000%)
226,822	9.433	08/27/25	226,444

			2,211,048

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Healthcare Providers & Services – 1.1%
DaVita, Inc.(d) (1M USD SOFR + 1.750%)
$183,373	7.183%	08/12/26	$ 181,066
EyeCare Partners LLC(n)
375,000	0.000	11/15/28	293,813
Global Medical Response, Inc.(d)
(3M USD SOFR + 4.250%)
107,658	9.881	03/14/25	65,537
(3M USD SOFR + 4.250%)
1,968,726	9.780	10/02/25	1,198,462
Heartland Dental, LLC(d) (1M USD SOFR + 5.000%)
587,695	10.222	04/28/28	569,958
Lifescan Global Corp.(d) (3M USD SOFR + 6.000%)
3,323,021	11.567	12/31/26	2,670,878
Medline Borrower, LP(d) (1M USD SOFR + 3.250%)
1,914,407	8.683	10/23/28	1,893,521
Onex TSG Intermediate Corp.(d) (3M USD SOFR + 4.750%)
365,318	10.381	02/28/28	326,350
Parexel International Corp.(d) (1M USD SOFR + 3.250%)
1,312,013	8.683	11/15/28	1,305,729
Phoenix Guarantor, Inc.(d)
(1M USD SOFR + 3.250%)
337,750	8.683	03/05/26	335,078
(1M USD SOFR + 3.500%)
231,742	8.933	03/05/26	230,196
Pluto Acquisition I, Inc.(d) (3M USD LIBOR + 4.000%)
166,159	9.476	06/22/26	135,973
PRA Health Sciences, Inc.(d) (3M USD SOFR + 2.250%)
78,866	7.754	07/03/28	78,893
RegionalCare Hospital Partners Holdings, Inc.(d) (3M USD LIBOR + 3.750%)
261,659	9.116	11/16/25	257,815
Select Medical Corp.(d) (1M USD SOFR + 3.000%)
164,077	8.319	03/06/25	163,626
Surgery Center Holdings, Inc.(d) (1M USD SOFR + 3.750%)
1,786,046	9.119	08/31/26	1,785,242

			11,492,137

Home Construction(d) – 0.1%
Chamberlain Group, Inc. (1M USD SOFR + 3.250%)
998,734	8.669	11/03/28	983,064

Home Furnishings(d) – 0.2%
AI Aqua Merger Sub, Inc. (1M USD SOFR + 3.750%)
616,880	8.944	07/31/28	608,243
Herman Miller, Inc. (1M USD SOFR + 2.000%)
365,025	7.433	07/19/28	356,071
Weber-Stephen Products LLC (1M USD SOFR + 3.250%)
765,868	8.683	10/30/27	682,496

			1,646,810

Household Products(d) – 0.1%
Kronos Acquisition Holdings, Inc.
(3M USD LIBOR + 3.750%)
324,271	9.098	12/22/26	317,455

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Household Products(d) – (continued)
(3M USD SOFR + 6.000%)
$273,611	11.375%	12/22/26	$ 270,533

			587,988

Housewares(d) – 0.2%
Southern Veterinary Partners, LLC (1M USD SOFR + 4.000%)
835,551	9.433	10/05/27	824,588
Springs Windows Fashions, LLC (1M USD SOFR + 4.000%)
1,365,284	9.433	10/06/28	1,133,677

			1,958,265

Industrial Services(d) – 0.1%
LaserShip, Inc. (3M USD SOFR + 4.500%)
1,337,930	10.131	05/07/28	1,142,592

Insurance(d) – 2.2%
Acrisure, LLC
(1M USD LIBOR + 3.350%)
748,711	8.933	02/15/27	728,594
(1M USD LIBOR + 4.250%)
3,848,592	9.683	02/15/27	3,814,917
Alliant Holdings Intermediate, LLC
(1M USD LIBOR + 3.500%)
245,622	8.920	11/06/27	244,843
(1M USD SOFR + 3.500%)
1,341,552	8.722	11/05/27	1,338,198
(1M USD SOFR + 3.500%)
497,657	8.722	11/05/27	496,413
AssuredPartners, Inc.
(1M USD SOFR + 3.500%)
369,066	8.819	02/12/27	366,759
(1M USD SOFR + 3.500%)
493,596	8.933	02/12/27	490,047
(1M USD SOFR + 3.500%)
1,614,551	8.933	02/12/27	1,603,781
(1M USD SOFR + 4.250%)
1,812,668	9.569	02/12/27	1,810,402
Asurion LLC
(1M USD SOFR + 5.250%)
276,000	10.683	01/20/29	240,551
(3M USD LIBOR + 3.000%)
863,829	8.538	11/03/24	862,818
(3M USD LIBOR + 3.250%)
376,411	8.788	07/31/27	359,356
Broadstreet Partners, Inc.
(1M USD SOFR + 3.000%)
738,410	8.433	01/27/27	733,337
(1M USD SOFR + 3.250%)
332,977	8.683	01/27/27	331,146
(1M USD SOFR + 4.000%)
1,500,000	9.319	01/27/29	1,494,000
Howden Group Holdings Ltd. (1M USD SOFR + 4.000%)
1,122,188	9.319	04/18/30	1,118,686

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Insurance(d) – (continued)
HUB International Limited
(3M USD SOFR + 4.250%)
	$4,750,000	9.584%	06/20/30	$ 4,767,813
(3M USD SOFR + 4.250%)
	846,645	9.584	06/20/30	849,820
Hyperion Insurance Group Ltd. (1M USD LIBOR + 3.250%)
	750,110	8.688	11/12/27	743,209
USI, Inc. (3M USD LIBOR + 3.250%)
	243,697	8.788	12/02/26	243,636

				22,638,326

Internet(d) – 0.5%
CNT Holdings I Corp.
(3M USD SOFR + 3.500%)
	617,472	8.800	11/08/27	615,706
(3M USD SOFR + 3.500%)
	122,802	8.800	11/08/27	122,450
(3M USD SOFR + 6.750%)
	1,368,000	11.709	11/06/28	1,340,640
IU Finance Management GmbH (3M EURIBOR + 4.750%)
EUR	192,307	8.226	12/08/28	208,429
MH Sub I, LLC
(1M USD SOFR + 3.750%)
	$216,602	9.183	09/13/24	216,485
(1M USD SOFR + 3.750%)
	564,092	9.183	09/13/24	563,856
Proofpoint, Inc. (1M USD SOFR + 3.250%)
	250,506	8.683	08/31/28	246,573
PUG LLC
(1M USD SOFR + 3.500%)
	614,150	8.933	02/12/27	566,553
(1M USD SOFR + 3.500%)
	524,652	8.933	02/12/27	483,991
(1M USD SOFR + 4.250%)
	1,364,899	9.669	02/12/27	1,276,181

				5,640,864

Leisure Time(d) – 1.1%
Alterra Mountain Co.
(1M USD SOFR + 3.500%)
	367,798	8.933	08/17/28	367,034
(1M USD SOFR + 3.750%)
	449,669	9.169	05/31/30	448,266
Carnival Corp.
(1M USD SOFR + 3.000%)
	1,734,072	8.433	06/30/25	1,731,471
(1M USD SOFR + 3.000%)
	1,311,581	8.433	06/30/25	1,309,614
(1M USD SOFR + 3.250%)
	1,234,972	8.683	10/18/28	1,229,575
(1M USD SOFR + 3.250%)
	260,506	8.683	10/18/28	259,368
ClubCorp Holdings, Inc.
(3M USD LIBOR + 2.750%)
	2,726,054	8.288	09/18/24	2,654,931

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Leisure Time(d) – (continued)
(3M USD LIBOR + 2.750%)
$2,053,075	8.288%		09/18/24	$ 1,999,510
Equinox Holdings, Inc. (6M USD LIBOR + 3.000%)
1,101,773	8.634		03/08/24	1,033,143
Hornblower Sub, LLC (3M USD LIBOR + 4.500%)
45,336	10.481		04/27/25	22,366
Life Time Fitness, Inc. (3M USD SOFR + 4.750%)
357,868	10.611		01/15/26	358,913

			11,414,191

Machinery-Diversified(d) – 0.9%
Ali Group North America Corp. (1M USD SOFR + 2.000%)
292,852	7.433		07/30/29	292,762
Chart Industries, Inc.
(1M USD SOFR + 3.750%)
500,000	9.105		03/15/30	500,000
(1M USD SOFR + 3.750%)
249,375	9.105		03/15/30	249,375
Engineered Machinery Holdings, Inc.
(3M USD LIBOR + 6.000%)
250,000	11.159		05/21/29	236,250
(3M USD LIBOR + 6.500%)
585,000	11.659		05/21/29	552,825
Pro Mach Group, Inc.
(1M USD SOFR + 4.000%)
287,051	9.433		08/31/28	287,180
(1M USD SOFR + 5.000%)
1,500,000	10.419	(h)	08/31/28	1,503,750
SPX Flow, Inc. (1M USD SOFR + 4.500%)
1,448,420	9.582		04/05/29	1,431,980
Star US Bidco LLC (1M USD SOFR + 4.250%)
490,949	9.669		03/17/27	486,806
Titan Acquisition Ltd. (3M USD LIBOR + 3.000%)
3,041,457	8.731		03/28/25	2,971,777
Vertical US Newco, Inc. (6M USD SOFR + 3.500%)
52,671	9.381		07/30/27	52,440
Victory Buyer LLC (3M USD SOFR + 3.750%)
483,722	9.258		11/19/28	440,792

				9,005,937

Media – 0.7%
Cengage Learning, Inc.(d) (3M USD LIBOR + 4.750%)
964,591	10.323		07/14/26	953,412
CSC Holdings, LLC(d)
(1M USD LIBOR + 2.250%)
32,477	7.586		01/15/26	30,577
(1M USD LIBOR + 4.500%)
183,723	7.586		07/17/25	174,629
(1M USD SOFR + 4.500%)
510,621	9.722		01/18/28	468,622
Diamond Sports Group, LLC(n)
1,261,611	0.000		08/24/26	34,240
DirecTV Financing, LLC(d) (1M USD SOFR + 5.000%)
995,061	10.433		08/02/27	987,757

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Media – (continued)
iHeartCommunications, Inc.(d) (1M USD SOFR + 3.000%)
$1,245,431	8.433%	05/01/26	$ 1,119,642
LCPR Loan Financing LLC(d) (1M USD SOFR + 3.750%)
329,208	9.086	10/16/28	323,611
McGraw-Hill Global Education Holdings, LLC(d) (3M USD SOFR + 4.750%)
141,328	10.257	07/28/28	137,124
NEP Group, Inc.(d) (1M USD SOFR + 3.250%)
579,152	8.683	10/20/25	532,964
Radiate Holdco, LLC(d) (1M USD SOFR + 3.250%)
219,443	8.683	09/25/26	184,295
Univision Communications, Inc.(d) (1M USD SOFR + 3.250%)
647,242	8.683	03/15/26	643,398
UPC Financing Partnership(d) (1M USD SOFR + 2.925%)
250,000	8.261	01/31/29	243,250
Virgin Media Bristol LLC(d) (6M USD SOFR + 3.250%)
775,000	8.311	03/31/31	761,438
Ziggo Financing Partnership(d) (1M USD SOFR + 2.500%)
615,000	7.836	04/30/28	597,577

			7,192,536

Media - Broadcasting & Radio(d) – 0.0%
Grinding Media, Inc. (3M USD SOFR + 4.000%)
367,498	9.530	10/12/28	359,230

Media - Non Cable(d) – 0.0%
Lions Gate Capital Holdings LLC (1M USD SOFR + 2.250%)
369,875	7.669	03/24/25	368,795

Metal Fabricate & Hardware(d) – 0.2%
Crosby U.S. Acquisition Corp. (1M USD SOFR + 5.000%)
749,063	10.291	06/27/26	745,789
Crosby US Acquisition Corp. (1M USD SOFR + 4.750%)
1,758,562	10.141	06/26/26	1,751,229

			2,497,018

Mining(h) – 0.1%
Arctic Canadian Diamond Co. Ltd.(d) (3M USD LIBOR + 10.000%)
23,978	10.000	12/31/27	23,738
Dominion Diamond(n)
467,153	0.000	06/30/26	467,153

			490,891

Miscellaneous Manufacturing(d) – 0.1%
Gates Global LLC (1M USD SOFR + 2.500%)
238,206	7.919	03/31/27	237,498
LTI Holdings, Inc. (1M USD SOFR + 3.500%)
860,417	8.933	09/06/25	827,618
Spectrum Holdings III Corp. (3M USD LIBOR + 3.250%)
223,819	8.831	01/31/25	222,420

			1,287,536

Oil Field Services(d) – 0.4%
Gulf Finance, LLC (1M USD SOFR + 6.750%)
2,690,569	12.330	08/25/26	2,692,264

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Oil Field Services(d) – (continued)
QuarterNorth Energy Holding, Inc. (1M USD SOFR + 8.000%)
$1,002,843	13.433%	08/27/26	$ 996,997

			3,689,261

Packaging(d) – 0.9%
Charter NEX US, Inc. (1M USD SOFR + 3.750%)
2,107,894	9.183	12/01/27	2,097,059
Clydesdale Acquisition Holdings, Inc. (1M USD SOFR + 4.175%)
187,217	9.594	04/13/29	185,361
Klockner-Pentaplast of America, Inc. (6M USD SOFR + 4.725%)
345,517	10.104	02/12/26	325,649
LABL, Inc.
(1M USD LIBOR + 5.100%)
149,620	10.419	10/29/28	148,722
(1M USD SOFR + 5.100%)
1,731,823	10.419	10/29/28	1,721,432
Pregis TopCo Corp. (1M USD SOFR + 3.750%)
492,347	9.069	07/31/26	490,294
Pretium PKG Holdings, Inc.
(3M USD LIBOR + 6.750%)
250,000	12.272	10/01/29	126,740
(3M USD LIBOR + 4.000%)
1,214,468	4.765	10/02/28	813,694
(3M USD LIBOR + 4.000%)
149,620	9.530	10/02/28	100,246
Proampac PG Borrower LLC (3M USD SOFR + 3.750%)
2,107,080	9.240	11/03/25	2,095,660
Reynolds Group Holdings, Inc.
(1M USD SOFR + 3.250%)
434,472	8.683	02/05/26	433,812
(1M USD SOFR + 3.250%)
64,734	8.683	09/24/28	64,577
TricorBraun Holdings, Inc. (1M USD SOFR + 3.250%)
302,624	8.683	03/03/28	298,527

			8,901,773

Pharmaceuticals(d) – 2.1%
Curium BidCo S.a r.l. (3M USD LIBOR + 4.250%)
370,313	9.409	12/02/27	369,850
Gainwell Acquisition Corp.
(3M USD SOFR + 4.000%)
1,331,158	9.342	10/01/27	1,307,529
(3M USD SOFR + 4.000%)
308,589	9.342	10/01/27	303,112
Grifols Worldwide Operations USA, Inc. (3M USD SOFR + 2.000%)
323,754	7.414	11/15/27	319,193
Jazz Financing Lux S.a.r.l.
(1M USD SOFR + 3.500%)
667,425	8.933	05/05/28	666,591
(1M USD SOFR + 3.500%)
1,786,835	8.933	05/05/28	1,784,602
Lannett Co., Inc.(h) (3M USD SOFR + 0.000%)
391,603	5.508	06/16/30	391,603

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Pharmaceuticals(d) – (continued)
Mallinckrodt International Finance S.A. (1M USD SOFR + 5.500%)
$32,153	10.869%	09/30/27	$ 24,245
Midwest Veterinary Partners, LLC (1M USD SOFR + 4.000%)
1,729,227	9.433	04/27/28	1,691,754
Organon & Co. (1M USD SOFR + 3.000%)
951,330	8.431	06/02/28	947,287
Packaging Coordinators Midco, Inc. (3M USD SOFR + 3.500%)
360,829	9.003	11/30/27	357,502
Pathway Vet Alliance LLC (1M USD LIBOR + 3.750%)
3,209,003	9.183	03/31/27	2,858,291
Pearl Intermediate Parent LLC
(1M USD SOFR + 2.750%)
498,684	8.169	02/14/25	483,973
(1M USD SOFR + 3.250%)
498,691	8.669	02/14/25	485,915
(1M USD SOFR + 6.250%)
1,750,000	11.669	02/13/26	1,634,500
PetVet Care Centers, LLC (1M USD SOFR + 3.500%)
2,839,160	8.919	02/14/25	2,773,518
Sunshine Luxembourg VII S.a.r.l. (3M USD SOFR + 3.750%)
5,306,000	9.092	10/01/26	5,296,980

			21,696,445

Pipelines(d) – 0.6%
Epic Y-Grade Services, LP (1M USD SOFR + 6.000%)
2,175,229	11.364	06/30/27	1,979,458
Freeport LNG Investments LLLP (3M USD SOFR + 3.000%)
1,622,641	8.588	11/17/26	1,594,244
Freeport LNG Investments, LLLP (3M USD SOFR + 3.500%)
114,542	9.088	12/21/28	113,062
TransMontaigne Operating Co. LP (1M USD SOFR + 3.500%)
859,553	8.926	11/17/28	852,643
Traverse Midstream Partners LLC
(3M USD SOFR + 3.750%)
966,054	9.216	02/16/28	959,417
(3M USD SOFR + 3.750%)
940,786	9.216	02/16/28	934,323

			6,433,147

Real Estate(d) – 0.2%
Cushman & Wakefield U.S. Borrower, LLC
(1M USD SOFR + 2.750%)
1,050,992	7.774	08/21/25	1,047,576
(1M USD SOFR + 2.750%)
415,665	8.183	08/21/25	414,314
(1M USD SOFR + 3.250%)
564,301	8.669	01/31/30	544,551

			2,006,441

Retailers(d) – 0.0%
Jo-Ann Stores, Inc. (3M USD SOFR + 4.750%)
289,050	10.362	07/07/28	142,791

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Retailing – 0.7%
1011778 B.C. Unlimited Liability Co.(d) (1M USD LIBOR + 1.750%)
	$104,226	7.183%		11/19/26	$ 103,462
Academy Ltd.(d) (1M USD SOFR + 3.750%)
	681,096	9.183		11/05/27	682,799
Belk, Inc.(d)
(3M USD LIBOR + 10.000%)
	555,686	10.000		07/31/25	59,736
(3M USD LIBOR + 7.500%)
	112,852	12.976		07/31/25	95,924
EG Group Ltd.
GBP	255,000	0.000	(n)	02/07/25	320,640
(3M USD SOFR + 4.000%)
	$357,508	9.165	(d)	02/07/25	355,384
IRB Holding Corp(d) (1M USD SOFR + 3.000%)
	820,529	8.419		12/15/27	815,606
PetSmart, Inc.(d) (1M USD SOFR + 3.750%)
	1,311,963	9.169		02/11/28	1,309,850
Pilot Travel Centers LLC(n)
	500,000	0.000		08/04/28	499,020
Restoration Hardware, Inc.(d) (1M USD SOFR + 2.500%)
	219,960	7.933		10/20/28	213,007
SRS Distribution, Inc.(d) (1M USD SOFR + 3.500%)
	2,225,971	8.933		06/02/28	2,192,581
Staples, Inc.(d) (3M USD LIBOR + 5.000%)
	120,700	10.634		04/16/26	103,420
Whatabrands LLC(d) (1M USD SOFR + 3.250%)
	750,000	8.683		08/03/28	746,250

					7,497,679

Semiconductors(d) – 0.0%
Bright Bidco B.V. (3M USD SOFR + 1.000%)
	568,238	6.366		10/31/27	286,960
MACOM Technology Solutions Holdings, Inc. (1M USD LIBOR + 2.250%)
	89,956	7.683		05/17/24	89,563

					376,523

Services Cyclical - Business Services(d) – 0.0%
Travelport Finance (Luxembourg) S.a.r.l. (3M USD LIBOR + 1.600%)
	529	7.231		02/28/25	517

Software(d) – 4.7%
Applied Systems, Inc.
(3M USD SOFR + 4.500%)
	3,491,250	9.742		09/18/26	3,495,300
(3M USD SOFR + 6.750%)
	1,847,036	11.992		09/17/27	1,847,036
Apttus Corp. (1M USD SOFR + 4.000%)
	213,520	9.433		05/08/28	210,117
Athenahealth Group, Inc.
(1M USD SOFR + 3.500%)
	690	7.821		02/15/29	668

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Software(d) – (continued)
(1M USD SOFR + 3.500%)
$5,599	8.805%	02/15/29	$ 5,427
Banff Merger Sub, Inc. (1M USD SOFR + 3.750%)
1,089,566	9.183	10/02/25	1,086,439
Camelot U.S. Acquisition LLC
(1M USD SOFR + 3.000%)
209,248	8.433	10/30/26	209,051
(1M USD SOFR + 3.000%)
746,301	8.433	10/30/26	745,368
CDK Global, Inc. (3M USD SOFR + 4.250%)
1,517,375	9.492	07/06/29	1,517,314
Ceridian HCM Holding, Inc. (3M USD LIBOR + 2.500%)
1,447,598	7.976	04/30/25	1,445,788
Epicor Software Corp.
(1M USD SOFR + 3.250%)
1,762,537	8.683	07/30/27	1,749,547
(1M USD SOFR + 7.750%)
3,625,000	13.169	07/31/28	3,630,655
Finastra USA, Inc.
(3M USD LIBOR + 3.500%)
2,530,412	1.506	06/13/24	2,448,756
(3M USD LIBOR + 3.500%)
3,098,756	3.013	06/13/24	2,998,759
Greenway Health, LLC(h) (3M USD LIBOR + 3.750%)
121,841	9.271	02/16/24	98,691
Hyland Software, Inc. (1M USD SOFR + 3.500%)
1,088,462	8.933	07/01/24	1,083,814
Informatica LLC (1M USD SOFR + 2.750%)
985,006	8.183	10/27/28	978,239
Mavenir Systems, Inc. (3M USD LIBOR + 4.750%)
742,338	10.143	08/18/28	544,876
Open Text Corp. (1M USD SOFR + 3.500%)
1,536,091	8.919	01/31/30	1,537,627
Polaris Newco LLC (3M USD LIBOR + 4.000%)
1,547,377	9.538	06/02/28	1,458,650
Quest Software US Holdings, Inc. (3M USD SOFR + 7.500%)
312,603	13.019	02/01/30	203,817
Rackspace Technology Global, Inc. (1M USD SOFR + 2.750%)
2,675,625	8.029	02/15/28	1,173,609
RealPage, Inc. (1M USD SOFR + 6.500%)
3,739,000	11.805	04/23/29	3,709,088
Rocket Software, Inc. (3M USD SOFR + 4.250%)
124,674	9.601	11/28/25	124,161
Sophia, LP
(1M USD SOFR + 8.000%)
2,000,000	13.419	10/09/28	1,995,000
(3M USD LIBOR + 3.500%)
1,092,994	9.038	10/07/27	1,086,163
Sovos Compliance, LLC (1M USD SOFR + 4.500%)
1,376,546	9.933	08/11/28	1,335,566
SS&C Holdings Europe S.a.r.l. (1M USD SOFR + 1.750%)
433,832	7.183	04/16/25	433,433
SS&C Technologies, Inc. (1M USD SOFR + 1.750%)
452,678	7.183	04/16/25	452,261

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Software(d) – (continued)
The Dun & Bradstreet Corp. (1M USD SOFR + 3.000%)
$3,079,392	8.666%		02/06/26	$ 3,078,006
The Ultimate Software Group, Inc.
(3M USD SOFR + 3.250%)
743,052	8.618		05/04/26	738,505
(3M USD SOFR + 3.250%)
1,087,022	8.618		05/04/26	1,080,370
(3M USD SOFR + 3.750%)
2,979,451	9.219		05/04/26	2,973,879
(3M USD SOFR + 4.500%)
1,250,000	9.776		05/04/26	1,252,600
(3M USD SOFR + 5.250%)
772,530	10.618		05/03/27	761,429
West Corp. (3M USD SOFR + 4.000%)
681,639	9.351		04/10/27	648,975
Zelis Healthcare Corp. (1M USD SOFR + 3.500%)
241,823	8.933		09/30/26	241,446

				48,380,430

Technology - Software(d) – 0.1%
Quartz Acquireco LLC(h) (1M USD SOFR + 3.500%)
250,000	8.817		06/28/30	249,375
Riverbed Technology, Inc. (3M USD SOFR + 4.500%)
504,006	9.742		07/01/28	292,324

				541,699

Telecommunication Services – 0.8%
Altice France SA(d)
(3M USD LIBOR + 3.688%)
233,086	9.257		01/31/26	206,572
(3M USD LIBOR + 4.000%)
214,340	9.321		08/14/26	189,558
Avaya, Inc.(d)
(1M USD SOFR + 8.000%)
265,386	12.890		08/01/28	219,987
(1M USD SOFR + 8.500%)
1,501,408	13.805		08/01/28	1,244,562
Cincinnati Bell, Inc.(d) (1M USD SOFR + 3.250%)
193,841	8.669		11/22/28	184,599
CommScope, Inc.(d) (1M USD SOFR + 3.250%)
526,395	8.683		04/06/26	489,284
Cyxtera DC Holdings, Inc.
(1M USD SOFR + 8.500%)
386,391	13.931	(d)	12/07/23	384,219
1,157,898	0.000	(e)(n)	05/01/24	628,646
Dawn Acquisition LLC(d) (3M USD SOFR + 3.750%)
1,462,095	9.254		12/31/25	1,093,150
Delta TopCo, Inc.(d) (6M USD LIBOR + 3.750%)
464,458	9.069		12/01/27	453,167
EOS Finco Sarl(d) (3M USD SOFR + 6.000%)
369,536	11.268		10/08/29	363,993
Frontier Communications Corp.(d) (1M USD SOFR + 3.750%)
972,462	9.183		05/01/28	921,865
GOGO Intermediate Holdings LLC(d) (1M USD SOFR + 3.750%)
803,854	9.183		04/30/28	804,023

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(d) (1M USD SOFR + 1.750%)
	$95,000	7.183%	03/01/27	$ 89,132
MLN US HoldCo LLC(d)
(3M USD SOFR + 6.700%)
	547,835	12.110	11/01/27	182,610
(3M USD SOFR + 8.750%)
	250,000	14.088	11/30/26	27,083
MLN US Holding Co. LLC(d) (3M USD SOFR + 9.250%)
	889,178	9.838	11/30/25	106,701
Nuuday A/S(n)
EUR	400,000	0.000	02/03/28	435,129

				8,024,280

Telecommunications(d) – 0.1%
Intelsat Jackson Holdings S.A. (3M USD SOFR + 4.250%)
	$1,181,718	7.445	02/01/29	1,178,598
Zayo Group Holdings, Inc. (1M USD SOFR + 3.000%)
	75,000	8.433	03/09/27	56,969

				1,235,567

Transportation(d) – 0.1%
Kenan Advantage Group, Inc.
(3M USD SOFR + 4.000%)
	500,000	9.727	03/24/26	499,690
(3M USD SOFR + 3.750%)
	248,092	8.775	03/24/26	247,409

				747,099

TOTAL BANK LOANS (Cost $291,695,882)				$ 282,537,816

Shares	Description	Value

Common Stocks – 0.6%
Broadline Retail(e)(h) – 0.0%
68	Belk, Inc.	$ 544

Commerical Services & Supplies(e)(i) – 0.0%
65,182	Monitronics International, Inc.	7

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holdings LLC	4,354

Energy Equipment & Services(e) – 0.0%
17,933	Parker Drilling Co.	201,746

Financial Services(e)(h) – 0.0%
5,500	Copper Earnout Trust(i)	15,125
240	Voyager Aviation Holdings LLC	—

		15,125

Shares	Description	Value

Common Stocks – (continued)
Media(e) – 0.0%
24,753	Clear Channel Outdoor Holdings, Inc.	$ 44,555

Metals & Mining(e) – 0.1%
627	Arctic Canadian Diamond Co. Ltd(h)	266,540
1,239,530	Burgundy Diamond Mines Ltd.	199,822

		466,362

Oil, Gas & Consumable Fuels – 0.2%
304	California Resources Corp.	16,218
18,456	Fieldwood Energy, Inc.(e)	2,076,300

		2,092,518

Pharmaceuticals(e)(h) – 0.0%
65,267	Lannett Co., Inc.	48,546

Professional Services(e) – 0.1%
61,506	Avaya Holdings Corp.	440,813
17,300	Skillsoft Corp.	22,836

		463,649

Real Estate – 0.0%
41,250	Copper Property CTL Pass Through Trust	433,538

Real Estate Management & Development(e) – 0.0%
288,360	WeWork, Inc. Class A	62,430

Semiconductors & Semiconductor Equipment – 0.0%
7,767	Bright Bidco B.V.	3,689
10,610	Bright Bidco B.V.(i)	4,377

		8,066

Specialty Retail(e)(h) – 0.1%
7,504	Guitar Center, Inc.	1,371,506

Wireless Telecommunication Services(e) – 0.1%
5,606	IQOR US, Inc.	3,739
45,384	Windstream Corp.	431,148

		434,887

TOTAL COMMON STOCKS (Cost $7,929,545)		$ 5,647,833

Units	Expiration Date	Value

Warrants(e) – 0.0%
Avation PLC(b)
20,510	10/31/26	$ 13,161
California Resources Corp.(b)
670	10/27/24	12,127
Fieldwood Energy, Inc.(b)
6,687	08/01/29	48,669
Guitar Center, Inc.(h)
3,972	12/31/99	251,340
Intelsat SA(b)
1	02/17/27	1

TOTAL WARRANTS (Cost $427,767)		$ 325,298

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks(e)(h) – 0.0%
Post Secondary Education – 0.0%
Riverbed Technology, Inc.
10,686	0.000%	$ —
Voyager Aviation Holdings LLC
1,441	0.000	180,125

		180,125

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,632

TOTAL PREFERRED STOCKS (Cost $319,237)		$ 189,757

Investment Company(o) – 6.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
65,681,525	5.220%	$ 65,681,525
(Cost $65,681,525)

TOTAL INVESTMENTS – 100.9%
(Cost $1,082,620,070)		$1,048,962,305

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(9,703,668)

NET ASSETS – 100.0%		$1,039,258,637

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2023.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $911,853, which represents approximately 0of the Fund’s net assets as of July 31, 2023.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $84,284, which represents approximately 0.0% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost

Bright Bidco B.V.	02/14/23	$280,407
Chesapeake Energy Corp.	06/21/19	42,991
Chesapeake Energy Corp.	06/21/19	316,924
Copper Earnout Trust	12/07/20	39,600
Monitronics International, Inc.	04/01/20	1,069,076
Neiman Marcus Group Ltd. LLC	10/15/21	605,000

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2023.

(k)	Actual maturity date is July 28, 2121.

(l)	Actual maturity date is April 03, 2120.

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Represents an affiliated Issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	GBP	2,505,000	USD	3,214,745	10/26/23	$717
	MYR	23,857,146	USD	5,192,600	08/11/23	109,936
BNP Paribas SA	CNH	6,901,536	USD	956,000	09/14/23	13,964
	HUF	2,084,295,457	USD	5,804,220	10/11/23	24,511
	NGN	552,080,000	USD	670,000	10/10/23	30,017
	NGN	266,899,500	USD	333,000	11/02/23	2,076
BofA Securities LLC	CNH	59,753,916	USD	8,275,879	09/14/23	122,132
	COP	6,287,700,600	USD	1,391,700	09/05/23	194,385
	NGN	534,180,464	USD	667,726	10/03/23	11,807
Citibank NA	CAD	1,464,705	USD	1,109,805	10/19/23	2,150
	USD	1,475,044	EUR	1,333,979	10/19/23	2,551
	USD	312,094	GBP	241,676	10/19/23	1,871
JPMorgan Securities, Inc.	THB	225,116,994	USD	6,454,042	10/03/23	162,911
	USD	689,239	IDR	10,397,165,450	09/06/23	1,008
	USD	2,735,267	TRY	65,950,817	08/04/23	292,302
MS & Co. Int. PLC	HUF	1,223,014,800	USD	3,408,377	10/11/23	11,784
	USD	186,832	EUR	167,540	08/14/23	2,488
	USD	87,917	GBP	67,918	08/14/23	748

TOTAL						$987,358

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	CNH	46,104,392	USD	6,492,000	09/14/23	$(12,338)
	EUR	21,158,000	USD	23,467,108	10/26/23	(103,966)
	USD	342,048	AUD	512,000	09/28/23	(2,565)
	USD	3,400,000	EUR	3,084,495	10/11/23	(3,406)
BNP Paribas SA	IDR	10,397,165,450	USD	695,800	09/06/23	(7,570)
	TRY	32,930,037	USD	1,412,700	08/04/23	(192,898)
	USD	1,474,947	COP	6,287,700,600	09/05/23	(111,137)
	USD	5,804,219	EUR	5,280,307	10/11/23	(22,029)
BofA Securities LLC	TRY	33,131,013	USD	1,331,900	09/22/23	(139,886)
Citibank NA	EUR	2,782,010	USD	3,080,350	10/19/23	(9,471)
	GBP	865,208	USD	1,117,792	10/19/23	(7,186)
JPMorgan Securities, Inc.	TRY	33,020,780	USD	1,427,000	08/04/23	(203,836)
MS & Co. Int. PLC	CAD	1,393,594	USD	1,057,355	08/14/23	(311)
	EUR	2,271,433	USD	2,517,580	08/14/23	(18,325)
	EUR	8,364,802	USD	9,230,057	10/11/23	(403)
	GBP	450,000	USD	579,029	08/14/23	(1,478)

TOTAL						$(836,805)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	23	09/20/23	$2,562,344	$(41,688)
2 Year U.S. Treasury Notes	3	09/29/23	609,094	(4,359)

TOTAL FUTURES CONTRACTS				$(46,047)

SWAP CONTRACTS — At July 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at July 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc.	5.000%	6.657%	Citibank NA	06/20/28	$630	$(34,420)	$(49,613)	$15,193
Ford Motor Co.	5.000	2.336	Citibank NA	12/20/27	1,490	1,007,976	109,434	898,542

TOTAL						$973,556	$59,821	$913,735

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 54	5.000%	4.096%	06/20/28	$30,520	$1,276,495	$434,910	$841,585

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ZAR	Barclays Bank PLC	18.500%	09/11/2023	6,625,000	$6,625,000	$66,283	$81,752	$(15,469)
Call USD/Put ZAR	Standard Chartered Bank	18.500	09/11/2023	1,191,000	1,191,000	11,916	15,170	(3,254)

				7,816,000	$7,816,000	$78,199	$96,922	$(18,723)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts – (continued)
Puts
Put USD/Call KRW	Capital Securities Corp.	1,285.000%	09/27/2023	3,800,000	$3,800,000	$73,074	$65,360	$7,714
Put USD/Call THB	JPMorgan Securities, Inc.	35.000	09/27/2023	6,400,000	6,400,000	211,738	106,336	105,402

				10,200,000	$10,200,000	$284,812	$171,696	$113,116

Total purchased option contracts				18,016,000	$18,016,000	$363,011	$268,618	$94,393

Written option contracts
Calls
Call USD/Put ZAR	Barclays Bank PLC	20.000	09/11/2023	(6,625,000)	(6,625,000)	(10,699)	(13,051)	2,352
Call USD/Put ZAR	Standard Chartered Bank	20.000	09/11/2023	(1,191,000)	(1,191,000)	(1,924)	(2,392)	468

Total written option contracts				(7,816,000)	$(7,816,000)	$(12,623)	$(15,443)	$2,820

TOTAL				10,200,000	$10,200,000	$350,388	$253,175	$97,213

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NGN	— Nigeria Naira
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviation:
CDX.NA.HY Ind 54	— CDX North America Investment Grade Index 54

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 93.6%
Australia – 3.6%
220,617	APA Group (Gas Utilities)	$ 1,484,118
201,871	Atlas Arteria Ltd. (Transportation Infrastructure)	853,339
531,660	Cleanaway Waste Management Ltd. (Commerical Services & Supplies)	986,802
135,193	Goodman Group (Industrial REITs)	1,869,334
274,815	Ingenia Communities Group (Residential REITs)	755,651
1,366,476	National Storage REIT (Specialized REITs)	2,134,352
106,721	NEXTDC Ltd.* (IT Services)	915,934
534,642	Qube Holdings Ltd. (Transportation Infrastructure)	1,058,257
330,382	Region RE Ltd. (Retail REITs)	538,203
1,718,081	Scentre Group (Retail REITs)	3,251,110
879,818	Stockland (Diversified REITs)	2,500,470
322,672	Transurban Group (Transportation Infrastructure)	3,115,412

		19,462,982

Belgium – 0.5%
25,157	Aedifica SA (Health Care REITs)	1,727,806
26,371	Shurgard Self Storage Ltd. (Real Estate Management & Development)	1,203,325

		2,931,131

Brazil – 0.3%
174,618	CCR SA (Transportation Infrastructure)	490,759
518,030	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,052,766

		1,543,525

Canada – 6.6%
70,120	Allied Properties Real Estate Investment Trust (Office REITs)	1,166,673
32,910	Boardwalk Real Estate Investment Trust (Residential REITs)	1,634,955
39,025	Canadian Apartment Properties REIT (Residential REITs)	1,521,462
93,380	Chartwell Retirement Residences (Health Care Providers & Services)	708,857
296,630	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	10,905,564
78,810	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	1,283,169
48,129	Hydro One Ltd.(a) (Electric Utilities)	1,357,751
185,292	InterRent Real Estate Investment Trust (Residential REITs)	1,800,016
168,138	Keyera Corp. (Oil, Gas & Consumable Fuels)	4,209,028
71,915	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,276,913
42,290	RioCan Real Estate Investment Trust (Retail REITs)	643,017

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
229,424	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$ 8,222,484

		35,729,889

China – 1.0%
12,820,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,449,154
279,300	ENN Energy Holdings Ltd. (Gas Utilities)	3,394,833
726,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	583,122

		5,427,109

Denmark(a) – 0.4%
27,307	Orsted A/S (Electric Utilities)	2,376,241

France – 3.4%
10,224	Gecina SA (Office REITs)	1,105,342
27,101	Getlink SE (Transportation Infrastructure)	476,364
126,225	Klepierre SA (Retail REITs)	3,350,474
31,001	Unibail-Rodamco-Westfield* (Retail REITs)	1,756,605
100,078	Vinci SA (Construction & Engineering)	11,753,900

		18,442,685

Germany – 0.4%
7,734	LEG Immobilien SE* (Real Estate Management & Development)	546,814
52,540	TAG Immobilien AG* (Real Estate Management & Development)	590,579
45,721	Vonovia SE (Real Estate Management & Development)	1,065,298

		2,202,691

Hong Kong – 2.9%
237,200	China Gas Holdings Ltd. (Gas Utilities)	265,710
88,400	China Resources Gas Group Ltd. (Gas Utilities)	306,238
359,195	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,080,124
424,365	Guangdong Investment Ltd. (Water Utilities)	367,380
945,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	810,847
730,000	Kunlun Energy Co. Ltd. (Gas Utilities)	597,355
605,194	Link REIT (Retail REITs)	3,401,889
73,500	Power Assets Holdings Ltd. (Electric Utilities)	385,230
347,892	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,368,347
112,958	Swire Properties Ltd. (Real Estate Management & Development)	283,448

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
482,426	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	$ 2,588,923

		15,455,491

Italy – 1.5%
99,014	Enel SpA (Electric Utilities)	682,721
223,850	Snam SpA (Gas Utilities)	1,176,727
716,471	Terna - Rete Elettrica Nazionale (Electric Utilities)	6,053,465

		7,912,913

Japan – 5.6%
521	Daiwa House REIT Investment Corp. (Diversified REITs)	1,025,761
12,800	East Japan Railway Co. (Ground Transportation)	724,661
2,537	GLP J-REIT (Industrial REITs)	2,499,361
173	Hoshino Resorts REIT, Inc. (Hotel & Resort REITs)	757,939
977	Industrial & Infrastructure Fund Investment Corp. (Industrial REITs)	1,022,564
5,024	Invincible Investment Corp. (Hotel & Resort REITs)	2,081,369
3,652	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	1,813,420
99,239	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,216,242
278,015	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	5,711,800
160	Nippon Accommodations Fund, Inc. (Residential REITs)	758,400
624	Nippon Building Fund, Inc. (Office REITs)	2,615,690
880	Nippon Prologis REIT, Inc. (Industrial REITs)	1,799,519
863	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,026,744
45,500	Osaka Gas Co. Ltd. (Gas Utilities)	715,935
1,773	Sekisui House Reit, Inc. (Diversified REITs)	1,052,402
103,800	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,781,779
34,400	Tokyo Gas Co. Ltd. (Gas Utilities)	780,056
148,079	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	880,321
19,700	West Japan Railway Co. (Ground Transportation)	809,362

		30,073,325

Mexico – 0.5%
4,595	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	874,704

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
57,895	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	$ 1,637,586
98,225	Prologis Property Mexico SA de CV (Industrial REITs)	363,864

		2,876,154

Netherlands – 0.8%
80,667	Ferrovial SE (Construction & Engineering)	2,673,219
45,082	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	1,699,673

		4,372,892

Singapore – 2.0%
1,663,726	CapitaLand Ascott Trust (Hotel & Resort REITs)	1,401,313
791,701	CapitaLand Integrated Commercial Trust (Retail REITs)	1,215,486
1,207,273	CapitaLand Investment Ltd. (Real Estate Management & Development)	3,089,991
886,982	CapLand Ascendas REIT (Industrial REITs)	1,875,634
866,945	Frasers Logistics & Commercial Trust (Industrial REITs)	796,141
814,200	Mapletree Industrial Trust (Industrial REITs)	1,372,002
694,500	Mapletree Logistics Trust (Industrial REITs)	882,907

		10,633,474

Spain – 2.5%
9,147	Aena SME SA(a) (Transportation Infrastructure)	1,460,704
237,186	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	9,686,457
149,567	Inmobiliaria Colonial Socimi SA (Office REITs)	965,494
130,500	Merlin Properties Socimi SA (Diversified REITs)	1,216,126

		13,328,781

Sweden – 0.6%
99,156	Castellum AB (Real Estate Management & Development)	1,129,200
10,043	Catena AB (Real Estate Management & Development)	385,805
35,957	Sagax AB Class B (Real Estate Management & Development)	798,449
143,066	Wihlborgs Fastigheter AB (Real Estate Management & Development)	1,118,753

		3,432,207

United Kingdom – 5.1%
132,265	Big Yellow Group PLC (Specialized REITs)	1,820,252

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
408,530	Grainger PLC (Real Estate Management & Development)	$ 1,320,154
129,303	Great Portland Estates PLC (Office REITs)	709,563
89,168	Land Securities Group PLC (Diversified REITs)	740,522
915,516	National Grid PLC (Multi-Utilities)	12,134,993
108,483	Safestore Holdings PLC (Specialized REITs)	1,233,218
464,932	Segro PLC (Industrial REITs)	4,556,126
10,000	Severn Trent PLC (Water Utilities)	327,739
57,680	SSE PLC (Electric Utilities)	1,247,222
169,099	The UNITE Group PLC (Residential REITs)	2,111,296
421,125	Tritax Big Box REIT PLC (Industrial REITs)	746,742
26,779	United Utilities Group PLC (Water Utilities)	343,402

		27,291,229

United States – 55.9%
19,677	Agree Realty Corp. (Retail REITs)	1,274,676
27,665	Alexandria Real Estate Equities, Inc. (Office REITs)	3,476,937
22,304	Alliant Energy Corp. (Electric Utilities)	1,198,617
25,815	Ameren Corp. (Multi-Utilities)	2,211,571
120,472	American Homes 4 Rent Class A (Residential REITs)	4,515,290
113,961	American Tower Corp. (Specialized REITs)	21,687,918
21,892	American Water Works Co., Inc. (Water Utilities)	3,227,538
50,680	Americold Realty Trust, Inc. (Industrial REITs)	1,643,046
100,672	Apartment Income REIT Corp. (Residential REITs)	3,477,211
63,842	Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	989,551
22,075	Atmos Energy Corp. (Gas Utilities)	2,686,748
25,392	AvalonBay Communities, Inc. (Residential REITs)	4,790,201
43,282	Boston Properties, Inc. (Office REITs)	2,883,880
71,445	Brixmor Property Group, Inc. (Retail REITs)	1,624,659
106,370	Broadstone Net Lease, Inc. (Diversified REITs)	1,733,831
16,486	Camden Property Trust (Residential REITs)	1,798,458
223,886	CenterPoint Energy, Inc. (Multi-Utilities)	6,736,730
44,694	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	7,234,171
49,392	Community Healthcare Trust, Inc. (Health Care REITs)	1,740,574
4,768	Constellation Energy Corp. (Electric Utilities)	460,827

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
44,909	Cousins Properties, Inc. (Office REITs)	$ 1,097,127
37,947	Crown Castle, Inc. (Specialized REITs)	4,109,281
32,561	CSX Corp. (Ground Transportation)	1,084,932
84,011	CubeSmart (Specialized REITs)	3,642,717
80,491	Digital Realty Trust, Inc. (Specialized REITs)	10,030,788
9,854	Dominion Energy, Inc. (Multi- Utilities)	527,682
15,063	DTE Energy Co. (Multi-Utilities)	1,721,701
9,082	DTE Midstream, Inc. (Oil, Gas & Consumable Fuels)	486,069
4,621	Entergy Corp. (Electric Utilities)	474,577
12,624	Equinix, Inc. (Specialized REITs)	10,224,430
32,658	Equity LifeStyle Properties, Inc. (Residential REITs)	2,324,596
73,029	Equity Residential (Residential REITs)	4,815,532
62,954	Essential Properties Realty Trust, Inc. (Diversified REITs)	1,545,521
42,598	Essential Utilities, Inc. (Water Utilities)	1,801,469
15,430	Essex Property Trust, Inc. (Residential REITs)	3,757,976
13,460	Evergy, Inc. (Electric Utilities)	807,196
7,990	Eversource Energy (Electric Utilities)	577,917
219,580	Exelon Corp. (Electric Utilities)	9,191,619
53,538	Extra Space Storage, Inc. (Specialized REITs)	7,472,301
78,734	First Industrial Realty Trust, Inc. (Industrial REITs)	4,070,548
38,992	Gaming & Leisure Properties, Inc. (Specialized REITs)	1,850,560
68,474	Healthcare Realty Trust, Inc. (Health Care REITs)	1,337,297
1,936	Hess Midstream LP Class A (Oil, Gas & Consumable Fuels)	60,384
95,742	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,761,653
97,001	Independence Realty Trust, Inc. (Residential REITs)	1,652,897
137,318	Invitation Homes, Inc. (Residential REITs)	4,874,789
15,004	Iron Mountain, Inc. (Specialized REITs)	921,246
69,197	Kilroy Realty Corp. (Office REITs)	2,470,333
473,368	Kinder Morgan, Inc. Class A (Oil, Gas & Consumable Fuels)	8,383,347
5,921	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	760,908
64,048	NETSTREIT Corp. (Retail REITs)	1,145,819
10,891	NextEra Energy, Inc. (Electric Utilities)	798,310
203,483	NiSource, Inc. (Multi-Utilities)	5,664,967
2,507	Norfolk Southern Corp. (Ground Transportation)	585,610

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
65,425	Omega Healthcare Investors, Inc. (Health Care REITs)	$ 2,087,057
82,001	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,497,347
428,810	PG&E Corp.* (Electric Utilities)	7,551,344
77,058	PPL Corp. (Electric Utilities)	2,121,407
137,701	Prologis, Inc. (Industrial REITs)	17,178,200
14,667	Public Service Enterprise Group, Inc. (Multi-Utilities)	925,781
5,899	Public Storage (Specialized REITs)	1,662,043
44,444	Realty Income Corp. (Retail REITs)	2,709,751
56,241	Regency Centers Corp. (Retail REITs)	3,685,473
111,036	Rexford Industrial Realty, Inc. (Industrial REITs)	6,116,973
107,353	Sabra Health Care REIT, Inc. (Health Care REITs)	1,394,515
43,295	SBA Communications Corp. (Specialized REITs)	9,479,440
65,190	Sempra (Multi-Utilities)	9,714,614
28,947	Simon Property Group, Inc. (Retail REITs)	3,606,796
104,214	SITE Centers Corp. (Retail REITs)	1,464,207
33,810	Spirit Realty Capital, Inc. (Retail REITs)	1,363,557
49,159	Sun Communities, Inc. (Residential REITs)	6,405,418
114,800	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,169,812
76,144	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,243,046
12,402	Terreno Realty Corp. (Industrial REITs)	735,935
78,523	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,705,117
50,144	UDR, Inc. (Residential REITs)	2,049,887
11,000	Union Pacific Corp. (Ground Transportation)	2,552,220
173,809	Ventas, Inc. (Health Care REITs)	8,433,213
93,044	Veris Residential, Inc.* (Residential REITs)	1,738,062
195,403	VICI Properties, Inc. (Specialized REITs)	6,151,286
123,039	Welltower, Inc. (Health Care REITs)	10,107,654

		302,274,688

TOTAL COMMON STOCKS (Cost $470,355,885)		$505,767,407

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,850,926	5.220%	$ 14,850,926
(Cost $ 14,850,926)

TOTAL INVESTMENTS – 96.4% (Cost $485,206,811)		$520,618,333

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		19,655,507

NET ASSETS – 100.0%		$540,273,840

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated Issuer.

SECTOR ALLOCATION AS OF JULY 31, 2023
Sector	% of Total Market Value
Real Estate	59.0%
Utilities	17.9
Energy	11.4
Industrials	6.3
Investment Company	2.9
Communication Services	2.1
Information Technology	0.2
Consumer Discretionary	0.1
Health Care	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	JPY	6,723,486	USD	47,935	08/01/23	$(668)

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	299	09/15/23	$10,192,910	$370,177

Currency Abbreviations:
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2023:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$408,210	$222,079	$—
Asia	6,253,986	71,960,282	49,281
Australia and Oceania	—	1,923,432	—
Europe	15,302,766	103,624,928	—
North America	316,282,511	4,237,062	—
South America	4,111,267	—	—
Preferred Stocks	—	1,729,717	—
Exchange Traded Funds	1,515,619	—	—
Investment Companies	42,040,583	—	—

Total	$385,914,942	$183,697,500	$49,281

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$635,983	$—
Futures Contracts(b)	2,271,252	—	—

Total	$2,271,252	$635,983	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,470,117)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$344,510,194	$2,965,073
Sovereign Debt Obligations	—	347,104,809	—
Bank Loans	—	278,040,272	4,497,544
Common Stock and/or Other Equity Investments(a)
Europe	199,822	—	—
North America	579,577	3,166,173	1,702,261
Warrants	—	73,958	251,340
Preferred Stocks	—	—	189,757
Investment Company	65,681,525	—	—

Total	$66,460,924	$972,895,406	$9,605,975

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$987,358	$—
Credit Default Swap Contracts(b)	—	1,755,320	—
Purchased Option Contracts	—	363,011	—

Total	$—	$3,105,689	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(836,805)	$—
Futures Contracts(b)	(46,047)	—	—
Written Option Contracts	—	(12,623)	—

Total	$(46,047)	$(849,428)	$—

(a) Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$61,589,399	$—
Australia and Oceania	—	19,462,982	—
Europe	6,814,232	75,476,538	—
North America	340,880,731	—	—
South America	1,543,525	—	—
Investment Company	14,850,926	—	—

Total	$364,089,414	$156,528,919	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts(b)	$370,177	$—	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(668)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk —The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.